CREDIT SUISSE HIGH YIELD FUND, INC.

Eleven Madison Avenue
New York, New York 10010
(800) 222-8977

July 27, 2010

Dear Shareholder:

The Board Directors of your fund, Credit Suisse High Yield Fund, Inc. (formerly, Credit Suisse Global High Yield Fund, Inc.) (the "Fund") has approved the reorganization of the Fund into Credit Suisse High Income Fund (the "High Income Fund"), a series of Credit Suisse Opportunity Funds, after considering the recommendation of Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment adviser, and concluding that such reorganization would be in the best interests of the Fund and its shareholders.

In the reorganization, your Fund shares will be exchanged for Common Class shares of the High Income Fund with the same aggregate net asset value of the Fund shares that you currently hold. It is currently anticipated that the reorganization of the Fund should be effected on a tax-free basis for federal income tax purposes.

Credit Suisse believes that shareholders of the Fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the funds' assets in the reorganization, than by continuing to operate the two funds separately. Credit Suisse further believes that it is in the best interests of the Fund's shareholders to combine the Fund's assets with a fund that has a lower gross expense structure and similar performance history. Credit Suisse believes that the High Income Fund's investment objective and strategies make it a compatible fund within the Credit Suisse complex for a reorganization with the Fund.

The reorganization does not require shareholder approval, and you are not being asked to vote. We do, however, ask that you review the enclosed Combined Prospectus/Information Statement, which contains information about the High Income Fund, outlines differences between the Fund and the High Income Fund and provides details about the terms and conditions of the reorganization.

The Board of Directors of the Fund has determined that the reorganization of the Fund with the High Income Fund is in the best interests of the Fund, and the interests of the Fund's shareholders will not be diluted as a result of the reorganization. It is expected that the reorganization will take effect on or about August 27, 2010. Included in this booklet is the Combined Prospectus/Information Statement, which provides detailed information about the High Income Fund, the reorganization, and why the reorganization is being conducted.

If you have any questions, please call 800-222-8977.

Sincerely,

John G. Popp
Chief Executive Officer and President

QUESTIONS & ANSWERS

The enclosed Combined Prospectus/Information Statement describes the contemplated reorganization of your fund, Credit Suisse High Yield Fund, Inc. (the "High Yield Fund") into Credit Suisse High Income Fund (the "High Income Fund" and together with the High Yield Fund, the "Funds"), a series of Credit Suisse Opportunity Funds. We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the reorganization.

Q:  WHAT IS HAPPENING?

A:  Credit Suisse Asset Management, LLC ("Credit Suisse"), each Fund's investment adviser, is proposing to combine the assets of the High Yield Fund with the High Income Fund. Under the reorganization, the High Yield Fund will transfer all of its assets in exchange for Common Class shares of the High Income Fund and the assumption by the High Income Fund of the High Yield Fund's liabilities. The High Yield Fund will then distribute the Common Class shares of the High Income Fund to shareholders of the High Yield Fund in liquidation of the High Yield Fund and the High Yield Fund will subsequently be terminated as a corporation.

Q:  HOW WILL THE REORGANIZATION AFFECT ME?

A:  In connection with the reorganization, an account will be set up in your name at the High Income Fund and you will receive Common Class shares of the High Income Fund. The aggregate net asset value of the shares you receive in the reorganization relating to your High Yield Fund shares will equal the aggregate net asset value of the shares you own immediately prior to the reorganization. As a result of the reorganization, however, a shareholder of the High Yield Fund will hold a smaller percentage of ownership in the combined fund than he or she held in the High Yield Fund prior to the reorganization.

Q.  WHY IS THE REORGANIZATION OCCURRING?

A.  After careful consideration, the Board of Directors of the High Yield Fund (the "Board") has determined that the reorganization is in the best interests of the High Yield Fund and the interests of the High Yield Fund's shareholders will not be diluted as a result of the reorganization. The Board has determined that shareholders of the High Yield Fund may benefit from (i) the possible operating efficiencies from the larger net asset size of the combined fund, (ii) the expectation that the combined fund will have operating expenses at or below those of the High Yield Fund and (iii) the similarity of the investment objective and the compatibility of certain investment strategies of the High Income Fund.

Q:  IN THE REORGANIZATION, WILL I RECEIVE SHARES OF THE HIGH INCOME FUND OF THE SAME CLASS AS THE SHARES OF THE HIGH YIELD FUND THAT I NOW HOLD?

A:  No. You currently hold Institutional Class shares of the High Yield Fund and you will receive Common Class shares of the High Income Fund.

Q:  WILL I OWN THE SAME NUMBER OF SHARES OF THE HIGH INCOME FUND AS I CURRENTLY OWN OF THE HIGH YIELD FUND?

A:  No. You will receive shares of the High Income Fund with the same aggregate net asset value as the shares of the High Yield Fund you own prior to the reorganization. However, the number of shares you receive will depend on the relative net asset value of the shares of the High Yield Fund and the High Income Fund on the closing date. Thus, on the closing date, if the net asset value of a share of the High Income Fund is lower than the net asset value of the shares of the High Yield Fund, you will receive a greater number of shares of the High Income Fund in the reorganization than you held in the High Yield Fund before the reorganization. On the other hand, if the net asset value of a share of the High Income Fund is higher than the net asset value of the shares of the High Yield Fund, you will receive fewer shares of the High Income Fund in the reorganization than you held in the High Yield Fund before the reorganization. The aggregate net asset value of your High Income Fund shares immediately after the reorganization will be the same as the aggregate net asset value of your High Yield Fund shares immediately prior to the reorganization.

Q:  WILL MY PRIVILEGES AS A SHAREHOLDER CHANGE AFTER THE REORGANIZATION?

A:  Your rights as a shareholder will not change in any substantial way as a result of the reorganization. However, you are now a shareholder of a Maryland corporation, and will become a shareholder of a series of a Delaware statutory trust, as a result of the reorganization. As noted, High Yield Fund shareholders currently hold Institutional Class shares and will be receiving Common Class shares of the High Income Fund in the reorganization. As a result, the shareholder services available to you after the reorganization will be different due to the difference in share class.

  Certain differences between the Institutional Class and the Common Class shares include:

  •  the Institutional Class and the Common Class currently have different specified minimum investment amounts (however, as discussed below, the proposed minimum investment amounts for the Common Class of the High Income Fund are the same as those currently in place for the Institutional Class of the High Yield Fund);

  •  the Institutional Class is generally available only to investors who have entered into an investment management agreement with Credit Suisse, while the Common Class may be purchased by (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse, (3) registered investment advisers, (4) certain broker-dealers and registered investment advisers with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) a corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made;

  •  the Institutional Class permits purchases to be made on an in-kind basis, whereas the Common Class currently does not;

  •  the Common Class provides for purchases by ACH, automatic investments and withdrawals or distribution sweeps, while the Institutional Class does not; and

  •  the Common Class provides for purchases and redemptions of shares by exchange from or into, as applicable, the same class of another Credit Suisse fund, while the Institutional Class does not.

Q:  WHO WILL ADVISE THE HIGH INCOME FUND ONCE THE REORGANIZATIONS IS COMPLETED?

A:  As you know, the High Yield Fund is advised by Credit Suisse. The High Income Fund also is advised by Credit Suisse and will continue to be advised by Credit Suisse once the reorganization is completed.

Q:  WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?

A:  No, you will not pay any sales load, commission or other similar fee in connection with the reorganization.

Q:  HOW DO OPERATING EXPENSES PAID BY THE HIGH INCOME FUND COMPARE TO THOSE PAYABLE BY THE HIGH YIELD FUND?

A:  Following the reorganization, the High Income Fund's gross operating expenses for Common Class shares are expected to be below those of the High Yield Fund and the High Income Fund's net projected operating expenses (i.e., after voluntary fee waivers and expense reimbursements, which may be eliminated at any time) for Common Class shares are expected to be the same as those of the High Yield Fund due to a voluntary expense cap that Credit Suisse intends to establish with respect to the Common Class of the High Income Fund at the time of the reorganization.

Q:  WHAT WILL I HAVE TO DO TO OPEN AN ACCOUNT IN THE HIGH INCOME FUND? WHAT HAPPENS TO MY ACCOUNT WHEN THE REORGANIZATION IS COMPLETED?

A:  Upon completion of the reorganization, an account will be set up in your name and your shares will automatically be converted into Common Class shares of the High Income Fund. We will send you written confirmation that this change has taken place. The aggregate net asset value of the shares you receive in the reorganization will be equal to the aggregate net asset value of the shares you own immediately prior to the reorganization. No certificates for shares will be issued in connection with the reorganization. If you currently hold certificates representing your High Yield Fund shares, it is not necessary to surrender such certificates.

Q:  WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?

A:  The reorganization is currently expected to qualify as a tax-free "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the reorganization so qualifies, in general, the High Yield Fund will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities in exchange solely for shares of the High Income Fund and the assumption of the High Yield Fund's liabilities by the High Income Fund, or as a result of the High Yield Fund's liquidation, and you will not recognize any gain or loss upon your receipt solely of shares of the High Income Fund in connection with the reorganization.

  To the extent that, prior to the reorganization, the portfolio holdings of the High Yield Fund are sold by the High Yield Fund in connection with the reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio holdings are sold and the High Yield Fund's basis in such holdings. Any capital gains recognized in these sales on a net basis will be distributed, if required, to the High Yield Fund's shareholders as either capital gain dividends (to the extent of net realized long-term capital gains) or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Q:  WHO WILL PAY FOR THE REORGANIZATION?

A:  Credit Suisse or its affiliates will pay all reasonable, ordinary expenses incurred in connection with the reorganization.

Q:  WHAT IF I REDEEM MY SHARES BEFORE THE REORGANIZATION TAKES PLACE?

A:  If you choose to redeem your shares before the reorganization takes place, the redemption will be treated as a normal redemption of shares and, generally, will be a taxable transaction and any applicable redemption fees will be applied.

Q:  WHEN WILL THE REORGANIZATION OCCUR?

A:  The reorganization is expected to occur on or about August 27, 2010.

Q:  WHOM DO I CONTACT FOR FURTHER INFORMATION?

A:  You may call the High Yield Fund at 800-222-8977.

  Important additional information about the reorganization is set forth in the accompanying Combined Prospectus/Information Statement. Please read it carefully.

COMBINED PROSPECTUS/INFORMATION STATEMENT

CREDIT SUISSE HIGH YIELD FUND, INC.

CREDIT SUISSE OPPORTUNITY FUNDS

Credit Suisse High Income Fund

Eleven Madison Avenue
New York, New York 10010
(800) 222-8977

This Combined Prospectus/Information Statement is furnished to you as a shareholder of Credit Suisse High Yield Fund, Inc. (formerly, Credit Suisse Global High Yield Fund, Inc.) (the "High Yield Fund"), a Maryland corporation. The Board of Directors of the High Yield Fund has approved an Agreement and Plan of Reorganization ("Reorganization Agreement") pursuant to which the High Yield Fund will transfer all of its assets to Credit Suisse High Income Fund (the "High Income Fund" and together with the High Yield Fund, the "Funds"), a series of Credit Suisse Opportunity Funds, a Delaware statutory trust (the "Trust"), in exchange solely for the assumption of the High Yield Fund's liabilities by the High Income Fund and for Common Class shares of the High Income Fund (the "Reorganization").

Each of the Funds is an open-end management investment company or series thereof. The High Income Fund's investment objective is to seek high current income and, secondarily, capital appreciation, which is similar to the High Yield Fund's investment objective of seeking high total return. The High Income Fund also has certain investment strategies that are compatible with those of the High Yield Fund. The High Income Fund and the High Yield Fund, however, may employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Fund's investment strategies see "Summary — Investment Objectives and Principal Investment Strategies" below.

Upon completion of the Reorganization, the High Yield Fund will transfer its assets to the High Income Fund. The High Income Fund will assume the liabilities of the High Yield Fund and will issue Common Class shares to the High Yield Fund in an amount equal to the aggregate net asset value of the outstanding shares of the High Yield Fund. Immediately thereafter, the High Yield Fund will distribute these shares of the High Income Fund to its shareholders. After distributing these shares, the High Yield Fund will be terminated as a corporation. The aggregate net asset value of the High Income Fund shares received in the Reorganization will equal the aggregate net asset value of the High Yield Fund shares held by High Yield Fund shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the High Yield Fund will hold a smaller percentage of ownership in the combined fund than such shareholder held in the High Yield Fund prior to the Reorganization.

This Combined Prospectus/Information Statement sets forth concisely the information shareholders of the High Yield Fund should know about the High

Income Fund prior to investing. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Funds, each having been filed with the Securities and Exchange Commission (the "SEC"), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement:

•  the Statement of Additional Information dated July 27, 2010 (the "Reorganization SAI"), relating to this Combined Prospectus/Information Statement;

•  the High Income Fund Statement of Additional Information for Class A, Class B, Class C and Common Class shares dated June 24, 2010 (and as currently supplemented) (the "High Income Fund SAI");

•  the High Yield Fund Prospectus dated May 1, 2010 (and as currently supplemented) (the "High Yield Fund Prospectus");

•  the High Yield Fund Statement of Additional Information dated May 1, 2010 (and as currently supplemented) (the "High Yield Fund SAI"); and

•  the Semi-Annual Report for the High Income Fund for the period ended April 30, 2010 (the "High Income Fund Semi-Annual Report").

In addition, the following documents have been filed with the SEC and are incorporated by reference into (legally considered to be part of) and also accompany this Combined Prospectus/Information Statement:

•  the High Income Fund Prospectus for Common Class shares dated June 24, 2010 (and as currently supplemented) (the "High Income Fund Prospectus"); and

•  the Annual Report of the High Income Fund for the fiscal year ended October 31, 2009 (the "High Income Fund Annual Report").

Except as otherwise described herein, the policies and procedures set forth under "Buying Shares," "Selling Shares," "Shareholder Services" and "Other Policies" in the High Income Fund Prospectus will apply to the Common Class shares to be issued by the High Income Fund in connection with the Reorganization. These documents are on file with the SEC. Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC.

Copies of any of the foregoing documents and any more recent reports filed after the date hereof may be obtained without charge by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030 or by calling 800-222-8977.

If you wish to request the Reorganization SAI, please ask for the "Reorganization SAI." The Reorganization SAI may also be obtained without charge at www.credit-suisse.com/us.

You also may view or obtain these documents from the SEC:

In Person:  At the SEC's Public Reference Room at 100 F Street, N.E., Washington, DC 20549

By Phone:  1-202-551-8090

By Mail:  Public Reference Section
Office of Consumer Affairs and Information Services
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549 (duplicating fee required)

By E-mail:  publicinfo@sec.gov
(duplicating fee required)

By Internet:  www.sec.gov

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Information Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Information Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Information Statement is July 27, 2010.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

Each of the High Yield Fund and the Trust is an open-end management investment company registered with the SEC. The High Income Fund is a series of the Trust. The High Yield Fund is organized as a corporation under the laws of the State of Maryland and the Trust is organized as a statutory trust under the laws of the State of Delaware. The investment objective of the High Yield Fund is to seek high total return. The investment objective of the High Income Fund is to seek high current income and, secondarily, capital appreciation.

The High Yield Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities of issuers located in a broad range of countries, which may include the U.S. The High Yield Fund currently invests primarily in issuers located in the United States. The High Income Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities. A principal difference between the Funds' respective investment strategies is that the High Income Fund may only invest up to 30% of its assets in securities of non-U.S. issuers, while the High Yield Fund has no such limitation on investments in securities of non-U.S. issuers and may invest up to 40% of its assets in securities of issuers located in any single foreign country. Despite these differences, both Funds have been managed similarly, without significant exposure to non-U.S. securities or issuers in a single country (as noted above, the High Yield Fund currently invests primarily in issuers located in the United States).

Credit Suisse Asset Management, LLC ("Credit Suisse") serves as the investment adviser of each of the Funds. Each Fund publicly offers its shares on a continuous basis, and shares may be purchased through the Fund and/or numerous financial intermediaries. Each Fund permits its shareholders to redeem their shares at any time upon proper notice (subject, in certain cases, to redemption fees).

The Reorganization

The Board of Directors of the High Yield Fund (the "Board"), including the Directors who are not "interested persons" of the High Yield Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Independent Directors"), has unanimously approved the Reorganization. The Reorganization provides for:

•  the transfer of all the assets of the High Yield Fund to the High Income Fund in exchange for the assumption of the High Yield Fund's liabilities by the High Income Fund and Common Class shares of the High Income Fund;

•  the distribution of such Common Class shares of the High Income Fund to the High Yield Fund's shareholders; and

•  the termination of the High Yield Fund as a corporation.

The Reorganization Agreement is not subject to approval by the shareholders of the High Yield Fund. When the Reorganization is completed, the High Yield Fund's shareholders will hold Common Class shares of the High Income Fund. The aggregate net asset value of the shares you receive in the Reorganization will equal the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Background and Reasons for the Reorganization

Credit Suisse believes that the shareholders of each Fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Funds' assets in the Reorganization, than by continuing to operate the two Funds separately. Credit Suisse further believes that it is in the best interests of the High Yield Fund's shareholders to combine its assets with a fund that has a lower gross expense structure and the same net expense structure (i.e., after voluntary fee waivers and expense reimbursements) and a similar performance history. The High Income Fund, following completion of the Reorganization, may be referred to as the "Combined Fund" in this Combined Prospectus/Information Statement. It is anticipated that the gross operating expense ratio for the Common Class of the Combined Fund will be lower than the current gross operating expense ratio for the High Yield Fund and that the net operating expense ratio (i.e., after voluntary fee waivers and expense reimbursements) for the Common Class of the Combined Fund will be the same as the current net operating expense ratio for the High Yield Fund. Credit Suisse believes that continuing to operate the High Yield Fund as currently constituted is not in the best interests of the High Yield Fund's shareholders.

In approving the Reorganization, the Board, including the Independent Directors, determined that participation in the Reorganization is in the best interests of the High Yield Fund and that the interests of the High Yield Fund's shareholders will not be diluted as a result of the Reorganization. The Board of Trustees of the Trust also made similar determinations and approved the Reorganization with respect to the High Income Fund. The Board considered the Reorganization proposal at a meeting held on May 3, 2010, and at such meeting, the entire Board, including the Independent Directors, unanimously approved the Reorganization. The approval determinations were made on the basis of each Director's judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•  The fact that the investment objectives of the High Yield Fund and the High Income Fund are similar and certain investment strategies of the High Yield

Fund and High Income Fund are compatible, while others are different. The Directors considered the principal differences in investment strategy between the High Yield Fund and the High Income Fund. See "Summary — Investment Objectives and Principal Investment Strategies."

•  The possibility that the Combined Fund may achieve certain operating efficiencies and economies of scale from its larger net asset size, such as eliminating multiple sets of prospectuses, reports to shareholders and other documents required if the High Yield Fund and the High Income Fund remained separate.

•  The larger Combined Fund asset base could produce portfolio management benefits, such as the ability to command more attention from brokers and underwriters of securities in which the Funds invests than either Fund currently enjoys.

•  The expectation that the Common Class of the Combined Fund will have gross operating expenses (i.e., operating expenses before taking into account waivers and reimbursements) lower than those of the High Yield Fund; and that the Common Class of the Combined Fund will have net operating expenses (i.e., operating expenses after taking into account voluntary fee waivers and expense reimbursement arrangements) the same as those of the High Yield Fund.

•  The personnel of Credit Suisse who will manage the Combined Fund. The Directors considered that Credit Suisse will continue to serve as the investment adviser of the Combined Fund after the Reorganization. The Directors further noted that the proposed portfolio managers of the Combined Fund currently manage the High Yield Fund. See "Comparison of the Funds-Management of the Funds."

•  The relative performance histories of each Fund over different time periods compared with each other and to the relative benchmarks applicable to each Fund.

•  The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•  The fact that Credit Suisse or its affiliates will pay all reasonable, ordinary expenses incurred in connection with the Reorganization.

•  The interests of shareholders of the High Yield Fund will not be diluted as a result of the Reorganization.

•  No sales or other charges will be imposed in connection with the Reorganization.

Investment Objectives and Principal Investment Strategies

INVESTMENT OBJECTIVES. The Funds have similar investment objectives. The investment objective of the High Yield Fund is to seek high total return. The investment objective of the High Income Fund is to seek high current income and, secondarily, capital appreciation. Each Fund's investment objective may be changed without shareholder approval. The Combined Fund will pursue the High Income Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGIES. The High Yield Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in high yield fixed income securities of issuers located in a broad range of countries, which may include the United States. The High Yield Fund currently invests primarily in issuers located in the United States. The High Yield Fund invests primarily in high yield, high risk fixed income securities (junk bonds) of U.S. and foreign issuers. The High Yield Fund typically maintains a weighted-average portfolio maturity of between five and 15 years.

The High Yield Fund may invest up to 40% of its assets in securities of issuers located in any single foreign country and up to 25% of its assets in the securities of any one foreign government, its agencies, instrumentalities or political sub-divisions. The High Yield Fund may invest up to 20% of its net assets in equity securities.

The High Yield Fund combines top-down analysis of currency trends, industry sectors and themes with bottom-up fundamental research and seeks to allocate risk by investing among a variety of industry sectors and countries.

The High Income Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in high yield, fixed income securities. The High Income Fund invests primarily in a diversified portfolio of high risk fixed income securities (commonly known as "junk bonds"), including convertible and non-convertible debt securities and preferred stock. The High Income Fund may invest up to 30% of its assets in securities of non-U.S. issuers. The High Income Fund seeks to moderate risk by investing among a variety of industry sectors. Securities are selected for the High Income Fund based on an analysis of individual issuers and the general business conditions affecting them.

Each Fund's 80% investment policy may be changed by the relevant Board on 60 days' notice to shareholders.

The Combined Fund's principal investment strategies will be those of the High Income Fund.

COMPARISON. The main differences between the Funds are that the High Income Fund may only invest up to 30% of its assets in securities of non-U.S. issuers, while the High Yield Fund has no such limitation on investments in securities of non-U.S. issuers and may invest up to 40% of its assets in securities of issuers located in any single foreign country. Despite these differences, however, both Funds have been managed similarly, without significant exposure to non-U.S.

securities or issuers in a single country (as noted above, the High Yield Fund currently invests primarily in issuers located in the United States).

While the High Yield Fund and the High Income Fund have certain differences in strategies, the Funds pursue similar investment objectives and utilize certain compatible investment strategies. For more detail on the investment strategies of, and a discussion of the principal and other investment risks associated with, an investment in the High Income Fund and, therefore, the Combined Fund, please see "Comparison of the Funds" below.

Fees and Expenses

When the Reorganization is completed, holders of High Yield Fund shares will receive High Income Fund Common Class shares.

FEE TABLES (unaudited)

The fee table below provides information about (i) the estimated fees and expenses for the Funds for their current fiscal year ending December 31, 2010 in the case of the High Yield Fund, and October 31, 2010 in the case of the High Income Fund, and (ii) the estimated pro forma fees and expenses of the Pro Forma Combined Fund, assuming the Reorganization had taken place on April 30, 2010. Future fees and expenses may be greater or less than those indicated below.

	Actual		Pro Forma Combined
	High Yield Fund	High Income Fund	High Income Fund
		Common Class	Common Class
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE	NONE	NONE
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	NONE	NONE	NONE
Maximum sales charge (load) imposed on reinvested distributions (as a percentage of offering price)	NONE	NONE	NONE
Redemption fee	2.00%	2.00%	2.00%
Exchange fee	N/A	NONE	NONE
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fee	NONE	NONE	NONE
Other Expenses	0.77%	0.68%	0.47%
Total annual fund operating expenses	1.47%	1.38%	1.17%

Examples:

These examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. These examples assume that an investor invests $10,000 in the relevant Fund for the time periods indicated (for the current fiscal year ending December 31, 2010 in the case of the High Yield Fund, and October 31, 2010 in the case of the High Income Fund) and then redeems all of his or her shares at the end of those periods. These examples also assume that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's costs would be:

	1 Year	3 Years	5 Years	10 Years
High Yield Fund	$150	$465	$803	$1,757
High Income Fund — Common Class	$140	$437	$755	$1,657
Pro Forma Combined High Income Fund	$119	$372	$644	$1,420

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect a Fund's performance. During the High Yield Fund's most recent fiscal year, its portfolio turnover rate was 81% of the average value of its portfolio. During the High Income Fund's most recent fiscal year, its portfolio turnover rate was 63% of the average value of its portfolio.

Federal Tax Consequences

The Reorganization is expected to qualify as a tax-free "reorganization" for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the High Yield Fund, the High Income Fund, or their respective shareholders, will not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization. The High Yield Fund may, however, recognize (A) any gain or loss that may be recognized on "Section 1256 contracts" as defined in Section 1256(b) of the Internal Revenue Code of 1986, as amended (the "Code"), as a result of the closing of the tax year of the High Yield Fund, (B) any gain that may be recognized on the transfer of stock on a "passive foreign investment company" as defined in Section 1297(a) of the Code and (C) any other gain or loss recognized as a result of the closing of the tax year of the High Yield Fund. As a condition to the closing of the Reorganization, the Trust, on behalf of the High Income Fund, and the High Yield Fund will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

To the extent that the portfolio holdings of the High Yield Fund are sold in connection with the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio securities are sold and the High Yield Fund's basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the High Yield Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Combined Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of a gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information about the U.S. federal income tax consequences of the Reorganization, see "Material U.S. Federal Income Tax Consequences of the Reorganization."

Purchase, Exchange, Redemption and Valuation of Shares

Procedures for the purchase, exchange, redemption and valuation of shares of the High Yield Fund and Common Class shares of the High Income Fund differ in certain respects. For more information on such differences, see "Comparison of the Funds — Purchase, Exchange, Redemption and Valuation of Shares."

COMPARISON OF THE FUNDS

The following discussion comparing the investment objectives, strategies and risks of the High Yield Fund with the High Income Fund is based upon and qualified in its entirety by the disclosure appearing in the High Yield Fund Prospectus and the High Income Fund Prospectus under the captions "The Fund in Detail" and "Certain Investment Practices."

The investment objectives, principal investment strategies and risks of the High Income Fund will apply to the Combined Fund following the Reorganization.

Investment Objectives

The High Income Fund seeks high current income and, secondarily, capital appreciation. The High Yield Fund seeks high total return.

Principal Investment Strategies

Each of the Funds primarily invests in fixed income securities commonly known as "junk bonds." The following table shows a side-by-side comparison of the principal investment strategies of the Funds:

High Yield Fund

To pursue its investment objective, the High Yield Fund invests primarily in fixed income securities of U.S. and foreign issuers rated below investment grade by primary ratings services such as Standard & Poor's, a subsidiary of The McGraw-Hill Companies, Inc. ("S&P"), and Moody's Investors Services ("Moody's"). These high yield, higher risk securities are commonly known as "junk bonds." Under normal market conditions, the High Yield Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield fixed income securities of issuers located in a broad range of countries, which may include the United States. The High Yield Fund currently invests primarily in issuers located in the United States.

In choosing investments for the High Yield Fund, the portfolio managers:

•  combine top-down analysis of currency trends, industry sectors and themes to determine which currencies and sectors may benefit from current and future economic changes, along with bottom-up fundamental credit research

•  seek to allocate risk by investing among a variety of industry sectors and countries

•  look at the financial condition of the issuers (including debt/equity ratios), as well as features of the securities themselves.

High Income Fund

Under normal market conditions, the High Income Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities that are rated in the lower rating categories of the established ratings services (Ba or lower by Moody's and BB or lower by S&P), or, if unrated, are deemed by Credit Suisse to be of comparable quality. Securities rated Ba or lower by Moody's and BB or lower by S&P are commonly known as "junk bonds." The High Income Fund will generally not invest in securities rated at the time of investment in the lowest rating categories (Ca or below for Moody's and CC or below for S&P) but may continue to hold securities which are subsequently downgraded. However, it has authority to invest in securities rated as low as C and D by Moody's and S&P, respectively.

In choosing securities for the High Income Fund, the portfolio managers:

•  continually analyze individual companies, including their financial condition, cash flow and borrowing requirements, value of assets in relation to cost, strength of management, responsiveness to business conditions, credit standing and anticipated results of operations

•  analyze business conditions affecting investments, including

•  changes in economic activity and interest rates

The High Yield Fund may invest:

•  without limit in bonds rated below investment grade and their unrated equivalents

•  up to 40% of assets in securities of issuers located in any single foreign country

•  up to 25% of assets in the securities of any one foreign government, its agencies, instrumentalities or political subdivisions

•  up to 10% of its assets in emerging markets

•  up to 20% of its net assets in equity securities and equity-related securities, including preferred stocks, securities convertible into equity securities, warrants, rights and options.

To a limited extent, the High Yield Fund may also engage in other investment practices. See "Certain Investment Practices" below.

•  availability of new investment opportunities

•  economic outlook for specific industries

•  seek to moderate risk by investing among a variety of industry sectors and issuers.

The portfolio managers of the High Income Fund may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

The securities in which the High Income Fund invests are:

•  corporate bonds and notes

•  convertible stocks and preferred stocks

•  equity securities when acquired as a unit with fixed income securities or in a restructuring of fixed income securities.

The High Income Fund may invest:

•  without limit in junk bonds, including their unrated equivalents

•  up to 30% of assets in securities of non-U.S. issuers

•  up to 20% of assets in credit default swap agreements.

To a limited extent, the High Income Fund may also engage in other investment practices. See "Certain Investment Practices" below.

The High Yield Fund may attempt to take advantage of pricing inefficiencies in options, futures, swaps, including credit default swaps, forward foreign currency contracts and other derivative securities. For example, the High Yield Fund may write (i.e., sell) put and call options. The High Yield Fund would receive premium income when it writes an option, which would increase the High Yield Fund's return in the event the option expires unexercised or is closed out at a profit. Upon the exercise of a put or call option written by the High Yield Fund, the High Yield Fund may suffer an economic loss equal to the difference between the price at which the High Yield Fund is required to purchase, in the case of a put, or sell, in the case of a call, the underlying security or instrument and the option exercise price, less the premium received for writing the option. The High Yield Fund may engage in derivative transactions involving a variety of underlying instruments, including equity and debt securities, securities indexes, futures and swaps (commonly referred to as swaptions).

The High Yield Fund may from time to time sell protection on debt securities by entering into credit default swaps. In return for periodic payments, the High Yield Fund is obligated to pay the counterparty if the bond which is the subject of the credit default swap defaults or is subject to a specified credit event. As the seller, the High Yield Fund could be considered leveraged because, in addition to the investment exposure that it has on its assets, the High Yield Fund is subject to investment exposure on the notional amount of the swap. The High Yield Fund will sell a credit default swap only with respect to securities in which it would be authorized to invest.

The writing of uncovered (or so-called "naked") options and other derivative strategies are speculative and may hurt the High Yield Fund's performance. The High Yield Fund may attempt to hedge its investments in order to mitigate risk, but it is not required to do so. The benefits to be derived from the High Yield Fund's derivatives strategy are dependent upon Credit Suisse's ability to discern pricing inefficiencies and predict trends in these markets, which could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual fixed income securities, and there can be no assurance that the use of this strategy will be successful.

Each Fund's 80% investment policy may be changed by the relevant Board on 60 days' notice to shareholders. The relevant Board may change the Fund's investment objective without shareholder approval.

Despite the differences in the Funds' respective investment strategies, both Funds have been managed similarly, without significant exposure to non-U.S. securities or issuers in a single country (as noted above, the High Yield Fund currently invests primarily in issuers located in the United States).

Principal and Other Investment Risks

Because of their similar investment objectives and investment strategies, the High Yield Fund and the High Income Fund are subject to the same principal and non-principal investment risks associated with an investment in the relevant Fund. The table below shows the risks to which each Fund is subject.

	High Yield Fund	High Income Fund
Principal Risks	• Credit risk	• Credit risk
	• Foreign securities risk	• Foreign securities risk
	• Currency Risk	• Currency Risk
	• Information Risk	• Information Risk
	• Political Risk	• Political Risk
	• Interest Rate Risk	• Interest Rate Risk
	• Market Risk	• Market Risk
Non-Principal Risks	• Access risk	• Access risk
	• Correlation risk	• Correlation risk
	• Derivatives risk	• Derivatives risk
	• Exposure Risk	• Exposure Risk
	• Hedged	• Hedged
	• Speculative	• Speculative
	• Extension Risk	• Extension Risk
	• Liquidity Risk	• Liquidity Risk
	• Operational Risk	• Operational Risk
	• Prepayment Risk	• Prepayment Risk
	• Valuation Risk	• Valuation Risk

The following discussion describes the principal and certain other risks that may affect the High Income Fund and, therefore, the Combined Fund. Unless otherwise noted, the High Yield Fund describes each risk in an identical or substantially similar manner. You will find additional descriptions of specific risks in the High Yield Fund Prospectus and the High Income Fund Prospectus, a copy of which accompanies this Combined Prospectus/Information Statement.

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. As with any mutual fund, you could lose money over any period of time. Investments in a Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following are the principal investment risks associated with the High Income Fund and, therefore, also with the Combined Fund:

CREDIT RISK. The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

(The High Yield Fund's prospectus also discloses that below investment grade fixed income securities, commonly known as "junk bonds," are speculative and their issuers may have diminished capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of these securities to make principal and interest payments.)

FOREIGN SECURITIES RISK. A fund that invests outside the United States carries additional risks that include:

•  Currency risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

•  Information risk. Key information about an issuer, security or market may be inaccurate or unavailable.

•  Political risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. (The High Yield Fund's prospectus adds that the government authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt and that the fund may have limited legal recourse in the event of a default.) Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST RATE RISK. Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

MARKET RISK. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments — including stocks and bonds and the mutual funds that invest in them.

The High Income Fund's prospectus also notes that bonds and other fixed income securities generally involve less market risk than stocks. However, the risk of bonds can vary significantly, depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

The following are the other investment risks associated with the High Income Fund and, therefore, also with the Combined Fund:

ACCESS RISK. Some countries may restrict the Fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the Fund.

CORRELATION RISK. Changes in the value of a hedging instrument will not match those of the investment being hedged.

DERIVATIVES RISK. Derivatives, such as credit default swap agreements, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage. The Fund's use of derivative instruments involves risk different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described herein, such as correlation risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EXPOSURE RISK. The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the Fund could gain or lose on an investment.

•  Hedged. Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

•  Speculative. To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

EXTENSION RISK. An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

LIQUIDITY RISK. Certain Fund securities, such as some credit default swap agreements, may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on Fund management or performance.

OPERATIONAL RISK. Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the Fund to losses from fraud, negligence, delay or other actions.

PREPAYMENT RISK. Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the Fund would generally have to reinvest the proceeds at lower rates.

VALUATION RISK. The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the Fund.

Investment Restrictions

Each of the Funds has adopted certain fundamental and non-fundamental investment restrictions. There are no material differences between the Funds' respective fundamental investment restrictions. Upon completion of the Reorganization, Credit Suisse will manage the Combined Fund pursuant to the investment restrictions of the High Income Fund. A side-by-side comparison of the investment restrictions of the High Yield Fund and the High Income Fund is set out in Appendix A.

Certain Investment Practices

For each of the following practices, the table below shows the current applicable investment limitation for each Fund as listed in the Fund's prospectus (if listed therein). Risks are indicated for each practice. The specific risks associated with each of the investment practices described below are defined above under "Principal and Other Investment Risks."

KEY TO TABLE:

☒  Permitted without limitation; does not indicate actual use

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net Portfolio assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total Portfolio assets; does not indicate actual use

☐  Permitted, but not expected to be used to a significant extent

	Limit
Investment Practice	High Yield Fund		High Income Fund
ASSET-BACKED SECURITIES. Debt securities backed by pools of receivables from assets such as motor vehicle installment sales, installment loan contracts, leases, and credit card agreements. Credit, extension, interest rate, liquidity, prepayment risks.	25%
BORROWING. The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.	33	1/3%	33	1/3%

	Limit
Investment Practice	High Yield Fund	High Income Fund
CREDIT DEFAULT SWAP AGREEMENTS. The
Fund may buy a credit default swap to attempt to
mitigate the risk of default or credit quality
deterioration in one or more individual holdings or in
a segment of the fixed income securities market. The
Fund may sell a credit default swap in an attempt to
gain exposure to an underlying issuer's credit quality
characteristics without investing directly in that issuer.
The Fund will sell a credit derivative only with respect
to securities in which it would be authorized to invest.
Credit, derivatives, liquidity, market, speculative
exposure and valuation risks.	20%	20%
COUNTRY/REGION FOCUS. Investing a significant
portion of Fund assets in a single country or region.
Market swings in the targeted country or region will
be likely to have a greater effect on Fund performance
than they would in a more geographically diversified
equity fund. Currency, market, political risks.	☒
CURRENCY TRANSACTIONS. Instruments, such
as options, futures, forwards or swaps, intended to
manage Fund exposure to currency risk. Options,
futures or forwards involve the right or obligation to
buy or sell a given amount of foreign currency at a
specified price and future date. Swaps involve the
right or obligation to receive or make payments based
on two different currency rates. (1) Correlation,
credit, currency, hedged exposure, liquidity, political,
valuation risks.	☒
DISTRESSED SECURITIES. A security of a company undergoing or expected to undergo bankruptcy or restructuring in an effort to avoid insolvency. Credit, information, interest rate, liquidity, market, valuation, speculative exposure risks.		20%

	Limit
Investment Practice	High Yield Fund	High Income Fund
EMERGING MARKETS. Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.	10%	☐
EQUITY AND EQUITY-RELATED SECURITIES. Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.	20%
FOREIGN SECURITIES. Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political, valuation risks.	☒	30%
FUTURES AND OPTIONS ON FUTURES.
Exchange-traded contracts that enable the Fund to
hedge against or speculate on future changes in
currency values, interest rates or stock indexes.
Futures obligate the Fund (or give it the right, in the
case of options) to receive or make payment at a
specific future time based on those future changes.
(1) Correlation, currency, hedged exposure, interest
rate, market, speculative exposure risks.(2)	☐
INVESTMENT GRADE DEBT SECURITIES. Debt
securities rated within the four highest grades
(AAA/Aaa through BBB/Baa) by Standard & Poor's
or Moody's rating services, and unrated securities of
comparable quality. Credit, interest rate, market risks.	☐	☐

Limit
Investment Practice	High Yield Fund	High Income Fund
LOANS AND LOAN PARTICIPATIONS. Loans and
loan participations (collectively, "Loans"), including
senior secured floating rate Loans, "second lien"
secured floating rate Loans, and other types of
secured Loans with fixed and variable interest rates.
Credit, interest rate, liquidity, market, prepayment,
and valuation risks.	☒	☒
MORTGAGE-BACKED SECURITIES. Debt
securities backed by pools of mortgages, including
pass-through certificates and other senior classes of
collateralized mortgage obligations (CMOs). Credit,
extension, interest rate, liquidity, prepayment risks.	☐	☐
MUNICIPAL SECURITIES. Debt obligations issued
by or on behalf of states, territories and possessions
of the U.S. and the District of Columbia and their
political subdivisions, agencies and instrumentalities.
Municipal securities may be affected by uncertainties
regarding their tax status, legislative changes or rights
of municipal-securities holders. Credit, interest rate,
market, regulatory risks.	☐
NON-INVESTMENT GRADE DEBT SECURITIES.
Debt securities and convertible securities rated below
the fourth-highest grade (BBB/Baa) by Standard &
Poor's or Moody's rating services, and unrated
securities of comparable quality. Commonly referred
to as junk bonds. Credit, information, interest rate,
liquidity, market, valuation risks.	☒	☒
OPTIONS. Instruments that provide a right to buy
(call) or sell (put) a particular security, currency or
index of securities at a fixed price within a certain
time period. The Fund may purchase or sell (write)
both put and call options for hedging or speculative
purposes. An option is out-of-the-money if the
exercise price of the option is above, in the case of a
call option, or below, in the case of a put option, the
current price (or interest rate or yield for certain
options) of the reference security or instrument.
(1) Correlation, credit, hedged exposure, liquidity,
market, speculative exposure risks	20%

	Limit
Investment Practice	High Yield Fund		High Income Fund
PRIVATIZATION PROGRAMS. Foreign governments
may sell all or part of their interests in enterprises
they own or control. Access, currency, information,
liquidity, operational, political, valuation risks.	☐
REAL ESTATE INVESTMENT TRUSTS (REITS).
Pooled investment vehicles that invest primarily in
income producing real estate or real estate related
loans or interests. Credit, liquidity, interest rate,
market risks.	☐
RESTRICTED AND OTHER ILLIQUID SECURITIES. Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	15%		15%
SECURITIES LENDING. Lending Fund securities to financial institutions; the Fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.	33	1/3%	33	1/3%
SHORT POSITIONS. Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If the Fund were to take short positions in stocks that increase in value, then the Fund would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short positions. Liquidity, market, speculative exposure risks.	5%		☐
SHORT SALES "AGAINST THE BOX." A short sale when the Fund owns enough shares of the security involved to cover the borrowed securities, if necessary. Liquidity, market, speculative exposure risks.	5%		☐
SHORT-TERM TRADING. Selling a security shortly
after purchase. A fund engaging in short-term trading
will have higher turnover and transaction expenses.
Increased short-term capital gains distributions could
raise shareholders' income tax liability.	☐
START UP AND OTHER SMALL COMPANIES. Companies with small relative market capitalizations. Information, liquidity, market, valuation risks.	5%

	Limit
Investment Practice	High Yield Fund	High Income Fund
STRUCTURED INVESTMENTS. Swaps, structured
securities and other instruments that allow the Fund
to gain access to the performance of a benchmark
asset (such as an index or selected stocks) that may
be more attractive or accessible than the Fund's direct
investment. Credit, currency, information, interest
rate, liquidity, market, political, speculative exposure,
valuation risks.	☐
TEMPORARY DEFENSIVE TACTICS. Placing
some or all of the Fund's assets in investments such
as money market obligations and investment grade
debt securities for defensive purposes. Although
intended to avoid losses in adverse market, economic,
political or other conditions, defensive tactics might
be inconsistent with the Fund's principal investment
strategies and might prevent the Fund from achieving
its goal.	☐	☐
WARRANTS. Options issued by a company granting
the holder the right to buy certain securities,
generally common stock, at a specified price and
usually for a limited time. Liquidity, market,
speculative exposure risks.	☐
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	25%	☐
ZERO-COUPON BONDS. Debt securities that pay no cash income to holders for either an initial period or until maturity and are issued at a discount from maturity value. At maturity, return comes from the difference between purchase price and maturity value. Interest rate, market risks.	5%

(1)  The Fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2)  The Fund is limited to using 5% of net assets for amounts necessary for initial margin and premiums on futures positions considered to be speculative.

Performance Information

The following bar charts and tables provide an indication of the risks of investing in the relevant Fund. The bar charts show you how each Fund's performance has varied from year to year for up to 10 years. The tables compare each Fund's performance (before and after taxes) over time to that of a broad-based securities market index. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance. For more information concerning the performance of the High Yield Fund, please refer to the Annual Report of the High Yield Fund for the fiscal year ended December 31, 2009. For more information concerning the performance of the High Income Fund, please refer to the High Income Fund Annual Report and the High Income Fund Semi-Annual Report.

Each Fund makes updated performance information available at the Fund's website (www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

Calendar Year Total Returns, as of 12/31 each year for
the High Yield Fund

*  The returns shown include the returns of the fund's predecessor, the Institutional Shares of the corresponding investment portfolio of the RBB Fund, Inc.

High Yield Fund
Average Annual Total Return
For The Calendar Year Ended December 31, 2009

Period Ended 12/31/09:	One Year 2009	Five Years 2005-2009	Ten Years 2000-2009
Return Before Taxes	50.17%	5.06%	5.36%

Return After Taxes on Distributions	44.78%	1.77%	1.41%
Return After Taxes on Distributions and Sale of Fund Shares	32.15%	2.33%	2.05%
BofA Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)	58.10%	6.39%	6.66%

Calendar Year Total Returns, as of 12/31 each year for
Common Class Shares of the High Income Fund

High Income Fund
Average Annual Total Return
For The Calendar Year Ended December 31, 2009

Period Ended 12/31/09:	One Year 2009	Five Years 2005-2009	Since Inception (August 1, 2000)
Return Before Taxes — Common Class	52.77%	5.00%	6.44%
Return After Taxes on Distributions — Common Class	47.29%	1.43%	2.80%
Return After Taxes on Distributions and Sale of Fund Shares — Common Class	33.71%	2.19%	3.29%
BofA Merrill Lynch US High Yield Master II Constrained Index (reflects no deduction for fees, expenses or taxes)	58.10%	6.39%	7.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Because the Combined Fund will most closely resemble the High Income Fund, the High Income Fund will also be the accounting survivor of the Reorganization. The Combined Fund will maintain the performance history of the High Income Fund at the closing of the Reorganization.

Management of the Funds

Credit Suisse, located at Eleven Madison Avenue, New York, New York 10010, provides investment advisory services to each of the Funds under separate investment advisory agreements. As investment adviser for each Fund, Credit Suisse is responsible for managing the Fund's assets according to its objectives and strategies. Credit Suisse is part of the asset management business of Credit Suisse Group AG, one of the world's leading banks. Credit Suisse Group AG provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse Group AG is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements. Other than the advisory fee, there are no material differences between the investment advisory agreement of the High Yield Fund and the investment advisory agreement of the High Income Fund.

The Credit Suisse US High Yield Management Team is responsible for the day-to-day portfolio management of the High Income Fund and the High Yield Fund. The current team members are Thomas J. Flannery and Wing Chan. Mr. Flannery and Ms. Chan have been members of the Team since June 2010 and 2005, respectively.

Thomas J. Flannery is the lead manager for each Fund and oversees the Fund's overall industry, credit, duration, yield curve positioning and security selection. Wing Chan focuses on each Fund's industry and issuer allocations.

Thomas J. Flannery, Managing Director, is the Head of the US High Yield Management Team and has been a team member since June 2010. He is a portfolio manager for the Performing Credit Strategies Group ("PCS") within the Asset Management business of Credit Suisse Group AG with responsibility for originating and analyzing investment opportunities. Mr. Flannery is also a member of the PCS Investment Committee and is currently a high yield bond portfolio manager and trader for PCS. Mr. Flannery joined Credit Suisse Group AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery began his career with Houlihan Lokey Howard & Zukin, Inc. Mr. Flannery holds a B.S. in Finance from Georgetown University.

Wing Chan, Director, has been a member of the US High Yield Management Team since October 2005. Ms. Chan joined Credit Suisse in 2005 from Invesco where she was an Associate Portfolio Manager in the High Yield group. Prior to joining Invesco in 2002, Ms. Chan began her career in 1999 at JP Morgan Fleming Asset Management where she shared responsibility for the management of Structured and Long Duration products. Ms. Chan earned a double B.S. in Economics and Finance from the Massachusetts Institute of Technology and is a CFA charter holder.

Each Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the relevant Fund.

Each Fund's Board is comprised of the same individuals. Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and State Street Bank and Trust Company ("State Street"), co-administrators of the High Income Fund, serve in the same capacities for the High Yield Fund, and provide accounting and co-administrative services as applicable to each Fund. In addition, the High Income Fund has the same distributor, custodian, transfer agent, independent registered public accounting firm and counsel as the High Yield Fund. Boston Financial Data Services, Inc. acts as the shareholder servicing agent, transfer agent and dividend disbursing agent for each Fund. State Street serves as custodian of each of the

Funds' respective assets pursuant to a custodian agreement. PricewaterhouseCoopers LLP serves as independent registered public accounting firm for each of the Funds.

The High Income Fund pays Credit Suisse a management fee of 0.70% of its average daily net assets less than or equal to $100 million and 0.50% of average daily net assets greater than $100 million. The High Yield Fund pays Credit Suisse a management fee of 0.70% of its average daily net assets. For their respective 2009 fiscal years, the High Income Fund paid Credit Suisse 0.11% (due to voluntary fee waivers) of its average daily net assets for advisory services, and the High Yield Fund did not pay Credit Suisse for advisory services, due to voluntary fee waivers.

In addition to the management fee, the High Income Fund pays a co-administration fee to CSAMSI of 0.09% of its average daily net assets. The High Yield Fund does not pay such fee to CSAMSI. Each Fund pays State Street a fee calculated in total for all the Credit Suisse funds/portfolios co-administered by State Street and allocated based upon the relative average net assets for each fund/portfolio, subject to an annual minimum fee and exclusive of out-of-pocket expenses.

A discussion regarding the basis for the High Income Fund's Board of Trustees' approval of the investment advisory agreement is available in the High Income Fund's Semi-Annual Report. A discussion regarding the basis for the High Yield Fund's Board of Directors' approval of the investment advisory agreement is available in the High Yield Fund's Annual Report.

Distribution and Shareholder Servicing

CSAMSI, an affiliate of Credit Suisse, is the distributor of each Fund's shares and is responsible for making the Fund available to you, account servicing and maintenance, and other administrative services related to the sale of the Fund.

CSAMSI may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. CSAMSI may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by CSAMSI and may be substantial. Credit Suisse or an affiliate may also make similar payments under similar arrangements.

Distributions

The policies with respect to payment of dividends and capital gains distributions of the High Yield Fund and the High Income Fund are similar, except that the High Income Fund declares dividend distributions daily and pays them monthly, and the High Yield Fund declares and pays dividend distributions quarterly. Shareholders should refer to the High Income Fund Prospectus (a copy of which accompanies this Combined Prospectus/Information Statement) and the High Yield Fund Prospectus for the specific policies with respect to payment of dividends and capital gains distributions under the heading "More About Your Fund — Distributions."

Purchase, Exchange, Redemption and Valuation of Shares

Procedures for the purchase, exchange, redemption and valuation of shares of the High Yield Fund and Common Class shares of the High Income Fund differ in certain respects. High Yield Fund shares, which are Institutional Class shares, and High Income Fund Common Class shares currently have different specified minimum investment amounts. However, the proposed minimum investment amounts for the Common Class of the High Income Fund are the same as those currently in place for the Institutional Class of the High Yield Fund ($50,000 for initial investments and $10,000 for subsequent investments). Institutional Class shares of the High Yield Fund are generally available only to investors who have entered into an investment management agreement with Credit Suisse, while Common Class shares of the High Income Fund may be purchased by (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse, (3) registered investment advisers, (4) certain broker-dealers and registered investment advisers with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) a corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal consulting or advisory relationship with Credit Suisse or a third part through which the investment is made. The Institutional Class of the High Yield Fund permits purchases to be made on an in-kind basis, whereas the Common Class of the High Income Fund currently does not. The Common Class of the High Income Fund provides for purchases by ACH, automatic investments and withdrawals or distribution sweeps, while the Institutional Class of the High Yield Fund does not. The Common Class of the High Income Fund provides for purchases and redemptions of shares by exchange from or into, as applicable, the same class of another Credit Suisse fund, while the Institutional Class of the High Yield Fund does not.

The High Income Fund's procedures will remain in place for the Combined Fund. Shareholders should refer to the High Income Fund Prospectus (a copy of which accompanies this Combined Prospectus/Information Statement) and the High Yield Fund Prospectus for the specific procedures applicable to purchases, exchanges and redemptions of shares under the headings "About Your Account," "Buying Shares" and "Selling Shares," as applicable.

Frequent Purchases and Sales of Fund Shares

The policies and procedures of the High Yield Fund and the High Income Fund relating to frequent purchases and sales of Fund shares are identical, and such policies and procedures will remain in place for the Combined Fund. Shareholders should refer to the High Income Fund Prospectus (a copy of which accompanies this Combined Prospectus/Information Statement) and the High Yield Fund Prospectus for the specific policies and procedures relating to frequent purchases and sales of

Fund shares under the heading "Other Policies — Frequent Purchases and Sales of Fund Shares."

FINANCIAL HIGHLIGHTS

The financial highlights table for the Common Class shares of the High Income Fund may be found in the High Income Fund Prospectus, a copy of which accompanies this Combined Prospectus/Information Statement.

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the High Yield Fund will transfer its assets to the High Income Fund in exchange for the assumption by the High Income Fund of the High Yield Fund's liabilities and Common Class shares of the High Income Fund. For more details about the Reorganization Agreement, see Appendix B — "Form of Agreement and Plan of Reorganization." The shares of the High Income Fund issued to the High Yield Fund will have an aggregate net asset value ("NAV") equal to the aggregate NAV of the High Yield Fund's shares outstanding immediately prior to the Reorganization. Upon receipt by the High Yield Fund of the Common Class shares of the High Income Fund, the High Yield Fund will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the High Yield Fund will be terminated as a corporation under applicable state law.

The distribution of High Income Fund shares to the High Yield Fund's shareholders will be accomplished by opening new accounts on the books of the High Income Fund in the names of the High Yield Fund shareholders and transferring to those shareholder accounts the shares of the High Income Fund. Such newly-opened accounts on the books of the High Income Fund will represent the respective pro rata number of shares of the Common Class of the High Income Fund that the High Yield Fund receives under the terms of its Reorganization Agreement. See "Terms of the Reorganization Agreement" below.

Accordingly, as a result of the Reorganization, the High Yield Fund shareholders will own Common Class shares of the High Income Fund having an aggregate NAV immediately after the Closing Date equal to the aggregate NAV of that shareholder's High Yield Fund shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Fund's NAV. However, as a result of the Reorganization, a shareholder of the High Yield Fund or the High Income Fund will hold a reduced percentage of ownership in the larger Combined Fund than the shareholder did in the applicable Fund.

No sales charge or fee of any kind will be assessed to the High Yield Fund shareholders in connection with their receipt of shares of the High Income Fund in the Reorganization.

Terms of the Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of the Reorganization Agreement (Appendix B hereto). The Reorganization Agreement provides that the High Income Fund will acquire all of the assets of the High Yield Fund in exchange for Common Class shares of the High Income Fund and the assumption by the High Income Fund of the liabilities of the High Yield Fund on the Closing Date.

Prior to the Closing Date, the High Yield Fund will endeavor to discharge all of its known liabilities and obligations, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The High Income Fund will assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities for the High Yield Fund, as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m., Eastern Time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The NAV per share of each Fund will be calculated by determining the total assets attributable to such Fund, subtracting the Fund's actual and accrued liabilities, and dividing the result by the total number of outstanding shares. Each Fund will utilize the procedures set forth in the High Income Fund's current Prospectus or Statement of Additional Information to determine the value of its portfolio securities and to determine the aggregate value of each Fund's portfolio.

On or as soon after the Closing Date as conveniently practicable, the High Yield Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the Common Class shares of the High Income Fund received by the High Yield Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the High Yield Fund's shareholders on the share records of the High Income Fund's transfer agent. Each account will represent the number of shares of the High Income Fund due to the High Yield Fund's shareholders calculated in accordance with the Reorganization Agreement. After such distribution and the winding up of its affairs, the High Yield Fund will terminate as a corporation.

The consummation of the Reorganization is subject to the conditions set forth in the Reorganization Agreement. The Reorganization Agreement may be terminated at any time at or prior to the Closing Date by mutual agreement of the High Yield Fund and the High Income Fund.

Pursuant to the Reorganization Agreement, the High Yield Fund has agreed to indemnify and advance expenses to each Director or officer of the High Yield Fund against money damages incurred in connection with any claim arising out of such person's services as a Director or officer with respect to matters specifically relating to the Reorganization, except by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties in the conduct of his or her office.

Shareholder approval of the Reorganization Agreement is not required.

Reasons for the Reorganization

The Board evaluated and approved the Reorganization. The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•  The investment objective of the High Yield Fund and the High Income Fund are similar and certain investment strategies are compatible; however, certain investment strategies are different. See "Summary — Investment Objectives and Principal Investment Strategies."

Through the Reorganization, shareholders of the High Yield Fund will be invested in a Combined Fund with a similar objective and compatible investment strategies; however, shareholders of the High Yield Fund will be invested in a fund that may only invest up to 30% of its assets in securities of non-U.S. issuers. However, despite this difference, both Funds have been managed similarly, without significant exposure to non-U.S. securities or issuers in a single country. As a result, the investment philosophy and risk/return profile of the Combined Fund will remain comparable to those of the shareholders' current investment.

•  The possibility that the Combined Fund may achieve certain operating efficiencies from its larger net asset size.

The larger net asset size of the Combined Fund may permit the Combined Fund to achieve certain economies of scale as certain costs can be spread over a larger asset base, and the larger Combined Fund may achieve greater portfolio diversity and potentially lower portfolio transaction costs. This potential benefit will largely depend on the growth of the Combined Fund and may not be achieved solely as a result of the Reorganizations.

•  The expectation that the Common Class of the Combined Fund will have (i) projected gross operating expenses below those of the High Yield Fund prior to the Reorganization, before taking into account any voluntary fee waivers or expense reimbursement arrangements, and (ii) projected net operating expenses the same as those of the High Yield Fund prior to the Reorganization, after taking into account voluntary fee waivers and expense reimbursement arrangements.

Shareholders of the High Yield Fund are expected to experience lower gross operating expenses in the Common Class of the Combined Fund than they had in the High Yield Fund prior to the Reorganization, before taking into account any fee waivers or expense reimbursement arrangements. Shareholders of the High Yield Fund are expected to experience the same net operating expenses in the Common Class of the Combined Fund as they had in the High Yield Fund prior to the Reorganization, after taking into account the High Income Fund's voluntary fee waivers and expense reimbursement arrangements.

Voluntary fee waivers and expense reimbursement arrangements could be terminated at any time at the option of Credit Suisse.

•  While not predictive of future results, the Board reviewed the relative performance histories of each Fund over different time periods compared with each other and to the relative benchmarks applicable to each Fund.

The High Income Fund will be the accounting survivor of the reorganization. The Combined Fund will also maintain the performance history of the High Income Fund at the closing of the Reorganization.

•  The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of a Reorganization, as the Reorganization is expected to be a tax-free transaction.

The Reorganization contemplates a tax-free transfer of the assets of the High Yield Fund in exchange for the assumption of the High Yield Fund's liabilities and Common Class shares of the High Income Fund. Shareholders will receive High Income Fund shares equivalent to the aggregate net asset value of their High Yield Fund shares and will pay no federal income tax on the transaction.

•  The reasonable expenses associated with the Reorganization will be borne solely by Credit Suisse or its affiliates and will not be borne by shareholders (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by the Reorganization Agreement).

Shareholders will not bear the expenses associated with the Reorganization. These expenses include, among other things, expenses associated with preparing the Reorganization Agreement and this Combined Prospectus/Information Statement.

For these and other reasons, the Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the High Yield Fund and the interests of the High Yield Fund's existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Director's business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the High Yield Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

The closing of the Reorganization is conditioned upon the receipt by the Funds of an opinion from Willkie Farr & Gallagher LLP, counsel to the Funds, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a) of the Code. If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the High Yield Fund shareholders as a result of their exchange of shares pursuant to the Reorganization, and no gain or loss will generally be recognized by the High Yield Fund and the High Income Fund as a result of the Reorganization except as provided below. Such opinion, in substance, will state that for U.S. federal income tax purposes:

(a) The transfer of all of the High Yield Fund's assets to the High Income Fund in exchange for the High Income Fund shares and the assumption by the High Income Fund of the liabilities of the High Yield Fund, followed by the distribution by the High Yield Fund of such High Income Fund shares to shareholders of the High Yield Fund in complete liquidation of the High Yield Fund, all pursuant to the Reorganization Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the High Income Fund and the High Yield Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the High Income Fund on the receipt of the assets of the High Yield Fund solely in exchange for the High Income Fund shares and the assumption by the High Income Fund of the liabilities of the High Yield Fund;

(c) except for (A) any gain or loss that may be recognized on "Section 1256 contracts" as defined in Section 1256(b) of the Code as a result of the closing of the tax year of High Yield Fund, (B) any gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in Section 1297(a), and (C) any gain or loss regularly attributable to the termination of the High Yield Fund's taxable year, no gain or loss will be recognized by the High Yield Fund upon the transfer of the High Yield Fund's assets to the High Income Fund in exchange for the High Income Fund shares and the assumption by the High Income Fund of the liabilities of the High Yield Fund or upon the distribution of the High Income Fund shares to the High Yield Fund's shareholders in exchange for their shares of the High Yield Fund;

(d) no gain or loss will be recognized by shareholders of the High Yield Fund upon the exchange of their High Yield Fund shares for the High Income Fund shares or upon the assumption by the High Income Fund of the liabilities of the High Yield Fund pursuant to the Agreement;

(e) the aggregate tax basis of the High Income Fund shares received by each of the High Yield Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the High Yield Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the High Income Fund shares to be received by the High Yield Fund shareholder will include the period during which the High Yield Fund shares exchanged therefor were held by such shareholder (provided that such High Yield Fund shares were held as capital assets on the date of the Reorganization); and

(f) except for assets which may be marked to market for federal income tax purposes as a consequence of a termination of the High Yield Fund's taxable year or on which gain was recognized on the transfer to the High Income Fund the tax basis of the High Yield Fund's assets acquired by the High Income Fund will be the same as the tax basis of such assets to the High Yield Fund immediately prior to the Reorganization and the holding period of the assets of the High Yield Fund in the hands of the High Income Fund will include the period during which those assets were held by the High Yield Fund.

You should recognize that an opinion of counsel is not binding on the IRS or any court. Neither the High Yield Fund nor the High Income Fund will seek to obtain a ruling from the IRS regarding the tax consequences of the Reorganization relating to their Funds. Accordingly, if the IRS sought to challenge the tax treatment of an Reorganization and was successful, neither of which is anticipated, the Reorganization could be treated, in whole or in part, as a taxable sale of assets of the High Yield Fund, followed by the taxable liquidation thereof.

The High Income Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the High Yield Fund and its shareholders.

Prior to the Closing Date, the High Yield Fund will declare a distribution to its shareholders, if any, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

To the extent that the portfolio holdings of the High Yield Fund are sold in connection with the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio securities are sold and the High Yield Fund's basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the High Yield Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Combined Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. However, the High Income Fund has approximately $10,617,703 of capital loss carryforwards, which may be used to offset any capital gains.

The High Income Fund's capital loss carryforwards should not be limited solely by reason of the Reorganization. However, it is expected that based upon the Fund's current asset levels that the capital loss carryforwards of the High Yield Fund will be limited by reason of the Reorganization to an annual amount equal to the High Yield Fund's net asset value on the date of the Reorganization multiplied by the then current long-term tax-exempt interest rate as determined by the IRS. The Reorganization will accelerate by approximately one year the capital loss carryforward expiration dates of High Yield Fund. Capital loss carryforwards that expire unused are no longer available to offset future taxable short-term and long-term realized gains. For five years beginning after the Closing Date of the Reorganization, the Combined Fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to one Fund with capital loss carryforwards and certain built-in losses attributable to another Fund, unless certain exceptions apply. The High Income Fund had capital loss carryforwards as of its last fiscal year end October 31, 2009, of approximately $10,617,703. The High Yield Fund had capital loss carryforwards as of its last fiscal year end December 31, 2009, of approximately $40,271,863.

Shareholders of the High Yield Fund may redeem their shares at any time prior to the closing of the Reorganization. Redemptions of shares generally are taxable transactions, unless the shareholder's account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

Shareholders of the High Yield Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Since the foregoing discussion only relates to the U.S. federal income tax consequences of the Reorganization, shareholders of the High Yield Fund should also consult their tax advisors as to state, local and foreign tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The expenses of the Reorganization will be borne by Credit Suisse or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type). These expenses consist of: (i) expenses associated with preparing the Reorganization Agreement and this Combined Prospectus/Information Statement; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the High Income Fund shares to be issued in the Reorganization insofar as they relate to the Reorganization Agreement and the transactions contemplated thereby; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the High Income Fund shares to be issued in connection with the Reorganization; (iv) postage, printing, accounting fees and legal fees incurred by the Funds in connection with the transactions contemplated by the Reorganization Agreement; and (v) any other reasonable Reorganization expenses. None of the Funds will pay any expenses of shareholders arising out of or in connection with the Reorganization. All other expenses of each of the parties shall be paid by the applicable party.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization and issuance of shares of the High Income Fund will be passed on by Willkie Farr & Gallagher LLP, counsel to the Funds, and Richards, Layton & Finger P.A., special counsel to the High Income Fund.

OTHER INFORMATION

Capitalization

The following table sets forth as of April 30, 2010: (i) the unaudited capitalization of the High Yield Fund; (ii) the unaudited capitalization of the High Income Fund; and (iii) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization has been completed. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
High Yield Fund
Institutional Class	$29,920,998	$8.94	3,347,371
High Income Fund
Common Class	$394,856	$6.56	60,156
Class A	$24,067,476	$6.59	3,651,589
Class B	$6,990,957	$6.59	1,060,339
Class C	$17,754,287	$6.60	2,689,105
Pro Forma Combined High Income Fund (assuming the Reorganization of the High Yield Fund into the High Income Fund)
Common Class	$30,315,854	$6.56	4,621,319
Class A	$24,067,476	$6.59	3,651,589
Class B	$6,990,957	$6.59	1,060,339
Class C	$17,754,287	$6.60	2,689,105

Shareholder Information

As of May 28, 2010, there were 3,267,553 shares of the High Yield Fund outstanding. As of such date, the Directors and officers of the High Yield Fund as a group owned less than 1% of the shares of the High Yield Fund. As of May 28, 2010, no person was known by the High Yield Fund to own beneficially or of record 5% or more of any class of shares of the High Yield Fund except as follows:

Name and Address	Class; Type of Ownership	% of Class	% of Fund	% of Combined Fund Post-Closing
High Yield Fund
NAT'L FINANCIAL SVCS CORP FBO CUSTOMERS CHURCH STREET STATION PO BOX 3908 NEW YORK, NY 10008-3908	Institutional	91.25%	91.25%	25.18%

As of May 28, 2010, there were 7,363,499 shares of the High Income Fund outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the High Income Fund. As of May 28, 2010, no person was known by the High Income Fund to own beneficially or of record 5% or more of any class of shares of the High Income Fund except as follows:

Name and Address	Class; Type of Ownership	% of Class	% of Fund	% of Combined Fund Post-Closing
High Income Fund
MERRILL LYNCH PIERCE FENNER & SMITH INC BUILDING 1 TEAM A FL 2 4800 DEER LAKE DRIVE EAST JACKSONVILLE, FL 32246-6484	A	9.66%	4.72%	2.93%
PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303-2052	A	22.62%	11.05%	6.87%
WELLS FARGO BANK NA FBO NGC IN-HOUSE MAN 1041000218 PO BOX 1533 MINNEAPOLIS, MN 55480-1533	A	13.28%	6.49%	4.03%
CHARLES SCHWAB & CO INC. SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4151	B	5.77%	0.82%	0.51%

Name and Address	Class; Type of Ownership	% of Class	% of Fund	% of Combined Fund Post-Closing
MERRILL LYNCH PIERCE FENNER & SMITH INC BUILDING 1 TEAM A FL 2 4800 DEER LAKE DRIVE EAST JACKSONVILLE, FL 32246-6484	B	31.16%	4.45%	2.77%
MERRILL LYNCH PIERCE FENNER & SMITH INC BUILDING 1 TEAM A FL 2 4800 DEER LAKE DRIVE EAST JACKSONVILLE, FL 32246-6484	C	47.46%	17.12%	10.65%
CITIGROUP GLOBAL MARKETS INC. BOOK ENTRY ACCOUN ATTN MATT MAESTRI 333 WEST 34TH STREET 7TH FLOOR MUTUAL FUNDS DEPT NEW YORK, NY 10001-2402	Common	14.29%	0.12%	0.07%
E TRADE CLEARING LLC 573-76309-12 PO BOX 1542 MERRIFIELD, VA 22116-1542	Common	80.80%	0.66%	0.41%

Shareholder Rights and Obligations

The High Income Fund is a series of Credit Suisse Opportunity Funds. Credit Suisse Opportunity Funds (previously the Credit Suisse Warburg Pincus Opportunity Funds) was formed on May 31, 1995 as a business trust under the laws of the State of Delaware. It currently offers shares of one series: Credit Suisse High Income Fund. The High Income Fund is "diversified" within the meaning of the 1940 Act. The Credit Suisse Opportunity Funds have an unlimited number of authorized shares of beneficial interest, par value $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series and an unlimited number of classes.

The High Yield Fund is a diversified, open-end management investment company. The Fund was organized as a Maryland corporation on July 31, 1998. On December 27, 2000, the Fund changed its name from Warburg, Pincus High Yield Fund, Inc. to Credit Suisse Institutional High Yield Fund, Inc. On February 21, 2005, the Fund changed its name from Credit Suisse Institutional High Yield Fund, Inc. to Credit Suisse Global High Yield Fund, Inc. On May 1, 2010, the Fund changed its name from Credit Suisse Global High Yield Fund, Inc. to Credit Suisse High Yield Fund, Inc. The High Yield Fund's charter authorizes the Board to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are designated Common Shares, one billion shares are designated

Institutional Shares and one billion shares are designated Advisor Shares. The Fund currently offers only Institutional Shares.

The shares of the High Income Fund to be distributed to shareholders of the High Yield Fund will generally have the same legal characteristics as the shares of the High Yield Fund with respect to such matters as voting rights, accessibility, and transferability.

With respect to the High Income Fund, shares of the Common Class represent interests in the assets of the High Income Fund and shares of the same class within the High Income Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each Fund and class of shares within such Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services).

There are no preemptive rights in connection with shares of the High Yield Fund or the High Income Fund. When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of the High Income Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Comparison of Maryland Corporations and Delaware Statutory Trusts

In General

A fund organized as a series of a Delaware statutory trust, such as the High Income Fund, is governed both by the Delaware Statutory Trust Act (the "Delaware Act") and the trust's declaration of trust or similar instrument; for the High Income Fund it is the Trust's Declaration of Trust ("Declaration"). As is common for Delaware statutory trusts, internal governance matters of the High Income Fund are generally a function of the terms of the Declaration of Trust. The High Income Fund has taken advantage of the flexibility of the Delaware Act which generally defers to the terms of a Delaware statutory trust's governing instrument with respect to internal affairs.

Under the Delaware Act, unless the governing instrument provides otherwise, shareholders generally are shielded from personal liability for the trust's debts or obligations to the same extent a shareholder is shielded from a corporation's debts or obligations. The Trust's Declaration of Trust provides that shareholders are not personally liable for the debts or obligations of the High Income Fund and requires the High Income Fund to indemnify a shareholder against liability arising solely from the shareholder's ownership of shares in the Fund.

A fund organized as a Maryland corporation, such as the High Yield Fund, is governed both by the Maryland General Corporation Law (the "MGCL") and the Corporation's charter ("Charter") and bylaws ("Bylaws").

Shareholders of a Maryland corporation generally are shielded from personal liability for the corporation's debts or obligations.

As a result of the Reorganization, the shareholders of the High Yield Fund will become shareholders of a series of a Delaware statutory trust.

Maryland Corporations

A Maryland corporation is governed by the MGCL, its charter and bylaws. Some of the key provisions of the MGCL, the High Yield Fund's Charter and the High Yield Fund's Bylaws are summarized below.

Stockholder Voting

Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless approved by a vote of stockholders. Depending on the circumstances and the charter of the corporation, there are various exceptions to these vote requirements. The High Yield Fund's Charter provides that notwithstanding any provision of law requiring the authorization of any action by a greater proportion than a majority of the total number of shares, such action shall be valid and effective if authorized by the affirmative vote of the holders of a majority of the total number of shares outstanding and entitled to vote thereon, except as otherwise provided in the High Yield Fund's Charter. Stockholders are entitled to one vote per share and fractional votes for fractional shares held.

Election and Removal of Directors

Stockholders of a Maryland corporation generally are entitled to elect and remove directors. Maryland law does not require a corporation registered as an open-end investment company to hold annual meetings in any year that the election of directors is not required under the 1940 Act. The High Yield Fund's Bylaws do not require an annual meeting in any year where the election of directors is not required under the 1940 Act. A plurality of all the votes cast at a duly called stockholder meeting (with a quorum present) shall be sufficient to elect a director.

Amendments to the Charter

Under the MGCL, stockholders of corporations generally are entitled to vote on amendments to the charter. However, the board of directors of a Maryland corporation is authorized, without a vote of the stockholders, to amend the charter to change the name of the corporation, to change the name or other designation of any class or series of stock and to change the par value of any class or series of stock. A change in the name or other designation of a class or series of stock, however, may not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or terms or conditions of redemption. The board of directors of an open-end fund is also authorized to supplement the charter to increase the number of authorized shares or the number of shares in any class or series, unless prohibited by the charter.

Issuance and Redemption of Shares

The board of directors of a Maryland corporation has the power to authorize the issuance of stock and, prior to issuance of shares of each class or series, the board of directors of a Maryland corporation is required by Maryland law to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. The High Yield Fund's Charter has authorized the Board, without the need for assent or vote of the stockholders, to issue shares of stock of any class of the corporations. The High Yield Fund's Charter permits the Board to authorize the High Yield Fund to redeem shares involuntarily from any stockholder upon such terms and conditions as the Board shall deem advisable.

Share Classes

The 1940 Act provides that an investment company may have multiple classes, and provides rules for the equitable treatment of holders of each class, including for the separate voting rights of classes, and for the differential fees that may be charged to different classes. The High Yield Fund's Charter provides for the creation of multiple classes.

Stockholder, Director and Officer Liability

Under Maryland law, stockholders of a corporation generally are not personally liable for debts or obligations of a corporation. With respect to directors, the MGCL provides that a director who has met his or her statutory standard of conduct has no liability for reason of being or having been a director. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its stockholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder. The High Yield Fund's Charter provides that, to the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the High Yield Fund shall be personally liable to the High Yield Fund or its stockholders for money damages. In addition, the High Yield Fund is required to provide for indemnification and advance expenses to its directors and officers. However, these provisions do not apply to protect any director or officer for any liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office.

Delaware Statutory Trusts

A fund organized as a Delaware statutory trust is governed both by the Delaware Act and the fund's governing instrument. As is common for Delaware statutory trusts, internal governance matters of the High Income Fund are generally a function of the terms of the Declaration of Trust. The High Income Fund has taken advantage of the flexibility of the Delaware Act which generally defers to the terms of a Delaware statutory trust's governing instrument with respect to internal affairs.

Under the Delaware Act, unless the governing instrument provides otherwise, shareholders generally are shielded from personal liability for the trust's debts or obligations to the same extent a shareholder is shielded from a corporation's debts or obligations. The Trust's Declaration provides that shareholders are not personally liable for the obligations of the High Income Fund and requires the High Income Fund to indemnify a shareholder against liability arising solely from the shareholder's ownership of shares in the High Income Fund. The Trust's Declaration also provides that the Trust, on behalf of the High Income Fund, shall, upon the request of a shareholder, assume the defense of any claim made against a shareholder for any act or obligation of the High Income Fund and satisfy any judgment thereon from the assets of the High Income Fund.

The Delaware Act permits a shareholder to bring a derivative action on behalf of the trust if the trustees refuse to do so, but that power can be restricted by such standards and restrictions as are set forth in the declaration of trust.

A Delaware statutory trust can limit a trustee's personal liability in the declaration of trust. The Trust's Declaration limits the liability to the Trust or a series thereof of Trustees, officers, employees or agents of the Trust, except for their own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties and, in addition, requires the Trust to indemnify them and certain other persons against all liabilities and against all expenses reasonably incurred in connection with the defense or disposition of any claim, action, suit or proceeding in which any such person becomes involved as a party or otherwise by virtue of being or having been such a Trustee, officer, employee or agent and against amounts paid or incurred in settlement thereof. The Trust's Declaration further provides that the Trustees are entitled and empowered to purchase with trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee, officer or agent of the trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a trustee, officer or agent of the Trust. The 1940 Act currently provides that no officer or director shall be protected from liability to the Trust or shareholders for misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office.

A Delaware statutory trust is not required to hold shareholder meetings or get shareholder approval for certain actions unless the declaration of trust requires it. The Trust's Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Delaware law, actions by the Board of Trustees without seeking the consent of shareholders.

The foregoing is only a summary of certain rights of shareholders under the organization documents governing each Fund and under applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

July 27, 2010

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Appendix A

Investment Restrictions

The following table provides a side-by-side comparison of the fundamental investment restrictions of the Funds. A Fund's fundamental investment restrictions may not be changed without the approval of a majority of the shareholders of the Fund. This means an affirmative vote of the holders of (a) 67% or more of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund is represented or (b) more than 50% of the outstanding shares of the Fund, whichever is less. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Subject	High Yield Fund Restriction	High Income Fund Restriction
Diversification:	The Fund may not purchase any securities, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.	The Fund may not invest 25% or more of the value of its total assets in any one industry, other than the United States Government, or any of its agencies or instrumentalities, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries.

Senior Securities:	The Fund may not issue any senior securities, except as permitted under the 1940 Act.	The Fund may not issue senior securities, except as permitted under the 1940 Act.

Subject	High Yield Fund Restriction	High Income Fund Restriction
Lending:	The Fund may not make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.	The Fund may not make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.

Underwriting:	The Fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.	The Fund may not underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter.

Real Estate:	The Fund may not purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.	The Fund may not purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts.

Commodities:	The Fund may not purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures.	The Fund may not purchase or sell commodities or commodities contracts except for purposes, and only to the extent, permitted by applicable law without the Fund becoming subject to registration with the Commodity Futures Trading Commission as a commodity pool.

Borrowing:	The Fund may not borrow money, except to the extent permitted under the 1940 Act.	The Fund may not borrow money, except to the extent permitted under the 1940 Act.

In addition to the fundamental investment restrictions specified above, the High Yield Fund may not:

1.  Make investments for the purpose of exercising control or management, but investments by the High Yield Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

2.  Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that the High Yield Fund may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts;

3.  Purchase or sell interests in mineral leases, oil, gas or other mineral exploration or development programs, except that the High Yield Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.

The policies set forth above are not fundamental and thus may be changed by the Board without a vote of the shareholders.

Securities held by the High Yield Fund generally may not be purchased from, sold or loaned to Credit Suisse or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

The High Income Fund does not have any non-fundamental investment restrictions.

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Appendix B

Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ] day of [ ], 2010, by and among Credit Suisse High Yield Fund, Inc., a Maryland corporation (the "Acquired Fund"), Credit Suisse Opportunity Funds, a Delaware statutory trust (the "Trust"), with respect to its series, Credit Suisse High Income Fund (the "Acquiring Fund," and together with the Acquired Fund, the "Funds"), and, solely for purposes of Sections 4.3, 5.9 and 9.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("Credit Suisse").

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Fund (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Common Class shares (collectively, the "Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust, with respect to the Acquiring Fund, has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Assumption of the Acquired Fund's Liabilities and Liquidation of the Acquired Fund

1.1.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional shares of each corresponding class of the Acquiring

Fund, determined by dividing the value of the Acquired Fund's net assets attributable to each share class of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below); and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

The class of shares of the Acquiring Fund correspond to the class of shares of the Acquired Fund as follows: Common Class shares of the Acquiring Fund correspond to Institutional Class shares of the Acquired Fund.

1.2.  (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the "Closing Date").

(b)  The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquired Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.3.  The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by State Street Bank and Trust Company ("State Street"), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

1.4.  As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders representing the respective pro rata number of each class of Acquiring Fund Shares due Acquired Fund Shareholders holding the corresponding class of the Acquired Fund's shares. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund, although any share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectuses and statement of additional information.

1.6.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

2.  Valuation

2.1.  The value of the Acquired Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange LLC (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then current prospectuses or statement of additional information.

2.2.  The number of Shares of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for shares of common stock of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its shares of common stock determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectuses or statement of additional information.

2.3.  All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Fund.

3.  Closing and Closing Date

3.1.  The Closing Date for the Reorganization shall be August 27, 2010, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m., at the offices of Credit Suisse or at such other time and/or place as the parties may agree.

3.2.  State Street Bank and Trust Company, the custodian for the Acquiring Fund, shall deliver as soon as practicable after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

3.3.  In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.  The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide such information to the Acquiring Fund's transfer agent. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, the Acquired Fund and the Trust, on behalf of the Acquiring Fund, shall deliver to counsel any bills of sale, checks, assignments, share certificates, if any, receipts or other documents as counsel may request.

4.  Representations and Warranties

4.1.  The Acquired Fund represents and warrants that:

(a)  The Acquired Fund is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

(b)  The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in violation of the Acquired Fund's Charter or By-Laws, each as amended, or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its property are bound;

(c)  There are no contracts or other commitments (other than this Agreement) of the Acquired Fund which will be terminated with liability to the Acquired Fund prior to the Closing Date;

(d)  The Acquired Fund is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

(e)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

(f)  The Statements of Assets and Liabilities of the Acquired Fund as of December 31, 2009, the Schedule of Investments and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates. The unaudited financial statements of the Acquired Fund for the six months ended June 30, 2010 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of June 30, 2010 that are not disclosed therein.

(g)  Since December 31, 2009 and June 30, 2010, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by Acquired Fund shareholders shall not constitute a material adverse change;

(h)  At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquired Fund required by law to have been filed by such dates shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(i)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to and has computed its federal income tax under Section 852 of the Code and (ii) the Acquired Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

(j)  All of the issued and outstanding shares of common stock of each class of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of common stock of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(k)  At the Closing Date, (i) the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(l)  The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquired Fund's Board of Directors, and this Agreement will constitute a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(m)  The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority ("FINRA")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(n)  The current prospectuses and statement of additional information of the Acquired Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(o)  Insofar as the following relate to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include an information statement of the Acquired Fund (the "Information Statement") and the prospectus of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Information Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

4.2.  The Trust, with respect to the Acquiring Fund, represents and warrants that:

(a)  The Trust is a Delaware statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware;

(b)  The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by the Trust will not result, in violation of the Trust's

Declaration of Trust or By-Laws, each as amended, or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, with respect to the Acquiring Fund, is a party or by which the Acquiring Fund or its property are bound;

(c)  The Trust is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(d)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquiring Fund or its ability to consummate the transactions contemplated herein;

(e)  Since October 31, 2009 and April 30, 2010, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection (e), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

(f)  At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law to have been filed by such dates shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(g)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to and has computed its federal income tax under Section 852 of the Code and (ii) the Acquiring Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued for the taxable year including the Closing Date;

(h)  At the date hereof, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and, subject to Section 3.8 of the Declaration of Trust, non-assessable, with no personal liability attaching to the ownership thereof. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(i)  The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Trust's Board of Trustees, and this Agreement will constitute a valid and binding obligation of the Trust, with respect to the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(j)  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and, subject to Section 3.8 of the Declaration of Trust, non-assessable. The shareholders of the Acquiring Fund shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware;

(k)  At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(l)  The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(m)  The current prospectus and statement of additional information of the Acquiring Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(n)  Insofar as the following relate to the Acquiring Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Information Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

(o)  The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

4.3.  Credit Suisse represents and warrants to the Acquiring Fund as follows: To the knowledge of Credit Suisse (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of Credit Suisse and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business, other than those disclosed in writing to and accepted by the Acquiring Fund.

5.  Covenants of the Acquired Fund and the Acquiring Fund

5.1.  The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5.2.  Reserved.

5.3.  The Acquired Fund covenants that (i) the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement; (ii) to the best of the knowledge of the Acquired Fund, there is no plan or intention by Acquired Fund's Shareholders to sell, exchange or otherwise dispose of a number of Acquired Fund Shares (or Acquiring Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Acquired Fund Shareholders' ownership of Acquired Fund Shares (or equivalent Acquiring Fund Shares) to a number of shares that is less than 50 percent of the number of Acquired Fund Shares as of the record date of the Reorganization; and (iii) the Acquired Fund will not take any position on any federal, state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code.

5.4.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5.  Subject to the provisions of this Agreement, the Trust, on behalf of the Acquiring Fund, and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.  The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus which will include the Information Statement referred to in paragraph 4.1(o), all to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7.  The Trust, on behalf of the Acquiring Fund, agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Director or officer ("Indemnified Person") of the Acquired Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Director or officer of the Acquired Fund, as such service involves the Acquired Fund, with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.7 shall not protect any such Indemnified Person against any liability to the Acquired Fund, the Acquiring Fund or their shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his or her office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him or her in connection with the matter as to which he or she is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund under this paragraph has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party trustees of the Trust, or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Trust at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

5.8.  The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the the Acquiring Fund or the Trust, nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund, the Trust and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP to render the tax opinion contemplated here in Section 8.7.

5.9.  Credit Suisse agrees that the Acquiring Fund will succeed to all rights that the Acquired Fund has, or would have but for the Reorganization, against Credit Suisse or its affiliates by reason of any act or failure to act by Credit Suisse or any of its affiliates prior to the Closing Date.

6.  Conditions Precedent to Obligations of the Acquired Fund

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquiring Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

6.1.  All representations and warranties of the Trust or the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.  The Trust, on behalf of the Acquiring Fund, has delivered to the Acquired Fund a certificate executed in its name by its President, Vice President, Secretary or Treasurer and dated as of the Closing Date, to the effect that the representations and warranties of the Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

6.3.  The Acquired Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to the Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

That (a) the Trust is a validly existing statutory trust under the laws of the State of Delaware, and has the trust power to own all of the properties and assets of the Acquiring Fund and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Trust and the Acquiring Fund is a duly established series of the Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust's Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Trust, on behalf of the Acquiring Fund, is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquiring Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Information Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Information Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Trust, on behalf of the Acquiring Fund, or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affects the Acquiring Fund's business; (g) the descriptions in the Information Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (h) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and, subject to Section 3.8 of the Declaration of Trust, non-assessable and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof.

With respect to all matters of Delaware law, such counsel shall be entitled to state that they have relied upon the opinion of Richards, Layton & Finger P.A. and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Richards, Layton & Finger P.A.

In this paragraph 6.3, references to the Information Statement include and relate only to the text of such Information Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

7.  Conditions Precedent to Obligations of the Trust

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.  All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2.  The Acquired Fund has delivered to the Trust a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

7.3.  The Acquired Fund, has delivered to the Trust on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Treasurer and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

7.4.  The Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher LLP, counsel to the Acquired Fund, in a form satisfactory to the Acquiring Fund, covering the following points:

That (a) the Acquired Fund is a validly existing corporation under the laws of the State of Maryland, and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquired Fund's Charter or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquired Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Acquired

Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Information Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Information Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affects the Acquired Fund's business; and (g) the Acquired Fund is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

With respect to all matters of Maryland law, such counsel shall be entitled to state that they have relied upon the opinion of Venable LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable LLP.

In this paragraph 7.4, references to the Information Statement include and relate only to the text of such Information Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

7.5.  The Trust, on behalf of the Acquiring Fund, shall have received from PricewaterhouseCoopers LLP a letter addressed to the Trust, on behalf of the Acquiring Fund, dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Trust, to the effect that:

(a)  they are independent public accountants with respect to the Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

(b)  in their opinion, the financial statements and financial highlights of the Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder; and

(c)  on the basis of limited procedures agreed upon by the Acquiring Fund and the Acquired Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to the Acquired Fund appearing in the N-14 Registration Statement and the Information Statement has been obtained from the accounting records of the

Acquired Fund or from schedules prepared by officers of the Acquired Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

7.6.  The Acquired Fund shall have delivered to the Acquiring Fund, pursuant to paragraph 4.1(f), copies of financial statements of the Acquired Fund as of and for the fiscal year ended December 31, 2009.

7.7.  The Trust, on behalf of the Acquiring Fund, shall have received from PricewaterhouseCoopers LLP a letter addressed to the Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.5.

8.  Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Trust or the Acquiring Fund, the Acquired Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to the Acquired Fund, the Trust, on behalf of the Acquiring Fund, shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

8.1.  Reserved.

8.2.  The Board of Directors of the Acquired Fund, including a majority of the directors who are not "interested persons" of the Acquired Fund (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquired Fund would not be diluted as a result of such transactions.

8.3.  The Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquiring Fund and that the interests of the shareholders in the Acquiring Fund would not be diluted as a result of such transactions.

8.4.  On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.5.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquired Fund or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

8.6.  The N-14 Registration Statement and the prospectuses and statement of additional information filed as part of the Acquiring Fund's registration statement on Form N-1A shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.7.  The Acquired Fund and the Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, addressed to, and in form and substance reasonably satisfactory to, the Acquired Fund and the Trust and dated as of the Closing Date, substantially to the effect that for U.S. federal income tax purposes:

(a)  The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund of such Acquiring Fund Shares to shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all pursuant to the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(b)  Under Sections 361 and 357(a) of the Code, the Acquired Fund will not recognize gain or loss upon the transfer of its assets to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all of Acquired Fund's liabilities, and the Acquired Fund will not recognize gain or loss upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in liquidation of the Acquired Fund, except for (A) any gain or loss that may be recognized on "section 1256 contracts" as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (B) any gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Acquired Fund;

(c)  Under Section 354 of the Code, shareholders of the Acquired Fund will not recognize gain or loss on the receipt of Acquiring Fund Shares solely in exchange for their Acquired Fund shares;

(d)  Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor,

(e)  Under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided that the shareholder held the Acquired Fund Shares at the time of the Reorganization as capital assets;

(f)  Under Section 1032 of the Code, Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

(g)  Under Section 362(b) of the Code, the basis of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same in the hands of Acquiring Fund as the basis of such assets in the hands of Acquired Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the transfer; and

(h)  Under Section 1223(2) of the Code, the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund, except for any assets which may be marked to market for federal income taxes on the termination of the Acquired Fund's taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

The delivery of such opinion is conditioned upon the receipt by Willkie Farr & Gallagher LLP of representations it shall request of the Acquired Fund and the Trust.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.7.

9.  Brokerage Fees and Expenses; Other Agreements

9.1.  Each Fund represents and warrants that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

9.2.  Credit Suisse or its affiliates agrees to bear the reasonable expenses that are solely and directly related to the transactions contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, and the N-14 Registration Statement and the transactions contemplated thereby; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the Acquiring Fund

Shares to be issued in the Reorganization insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) postage, printing, accounting fees and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the transactions contemplated by this Agreement; and (v) any other reasonable Reorganization expenses. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

9.3.  Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

10.  Entire Agreement; Survival of Warranties

10.1.  The Acquired Fund and the Trust, on behalf of the Acquiring Fund, agree that neither party has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement.

10.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.  Termination

11.1.  This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the Acquired Fund and the Trust; (2) the Acquired Fund in the event the Trust, on behalf of the Acquiring Fund, shall, or the Trust, in the event the Acquired Fund shall materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) the Acquired Fund or the Trust in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

11.2.  In the event of any such termination, there shall be no liability for damages on the part of either the Trust or the Acquired Fund, or their respective Trustees, Directors or officers, to the other party or parties.

12.  Amendments

12.1.  This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Acquired Fund and the Trust.

13.  Notices

13.1.  Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:

Eleven Madison Avenue
New York, NY 10010
Attention: John G. Popp

or to the Acquired Fund at:

Eleven Madison Avenue
New York, NY 10010
Attention: John G. Popp

14.  Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

14.1.  The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.  This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

14.4.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Except as provided in Section 5.7, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President or Vice President and attested to by its Secretary or Assistant Secretary.

CREDIT SUISSE HIGH YIELD FUND, INC.

By:

  Name:
  Title:

Attestation By:

    Name:
    Title:

CREDIT SUISSE OPPORTUNITY FUNDS
for and with respect to
CREDIT SUISSE HIGH INCOME FUND

By:

  Name:
  Title:

Attestation By:

    Name:
    Title:

Solely with respect to paragraphs 4.3, 5.9 and 9.2 hereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:

  Name:
  Title:

Attestation By:

    Name:
    Title:

CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse High Income Fund

CREDIT SUISSE HIGH YIELD FUND, INC.

PART B

STATEMENT OF ADDITIONAL INFORMATION

July 27, 2010

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganization”) of Credit Suisse High Yield Fund, Inc. (the “High Yield Fund”), into Credit Suisse High Income Fund (the “High Income Fund”), a series of Credit Suisse Opportunity Funds.

This SAI contains information which may be of interest to shareholders of the High Yield Fund relating to the Reorganization, but which is not included in the Combined Prospectus/Information Statement dated July 27, 2010 (the “Combined Prospectus/Information Statement”).  As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of the assets of the High Yield Fund in exchange for the assumption of liabilities of the High Yield Fund and shares of the High Income Fund.  The High Yield Fund will distribute the High Income Fund shares it receives to its shareholders in complete liquidation of the High Yield Fund.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Information Statement.  The Combined Prospectus/Information Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to Credit Suisse High Income Fund, Eleven Madison Avenue, New York, New York 10010 or by calling 877-870-2874.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Information Statement.

TABLE OF CONTENTS

Additional Information about the High Yield Fund and the High Income Fund
Financial Statements
Pro Forma Combined Fund Portfolio of Investments as of April 30, 2010 (unaudited)
Pro Forma Combined Fund Condensed Statement of Assets and Liabilities as of April 30, 2010 (unaudited)
Pro Forma Combined Fund Condensed Statement of Operations for the twelve months ended April 30, 2010 (unaudited)
Notes to Pro Forma Combined Financial Statements (Unaudited)*

* The accompanying notes are an integral part of the pro forma financial statements and schedules.

B-1

ADDITIONAL INFORMATION ABOUT
THE HIGH YIELD FUND AND THE HIGH INCOME FUND

For the High Yield Fund: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the High Yield Fund dated June 24, 2010, as supplemented, as filed with the Securities and Exchange Commission.

For the High Income Fund: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Credit Suisse Opportunity Funds dated March 1, 2010, as supplemented, as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report to Shareholders of the High Income Fund for the fiscal year ended October 31, 2009, (ii) the Semi-Annual Report to Shareholders of the High Income Fund for the fiscal period ended April 30, 2010, and (iii) the Annual Report to Shareholders of the High Yield Fund for the fiscal year ended December 31, 2009, each of which have been filed with the Securities and Exchange Commission (the “SEC”).  Each of these reports contains historical financial information regarding the Funds.  The financial statements therein, and, in the case of the Annual Reports, the report of independent accountants therein, are incorporated herein by reference.

The unaudited pro forma portfolio of investments and pro forma statement of assets and liabilities reflect financial positions as if the transaction occurred on April 30, 2010.  The unaudited pro forma statement of operations reflects expenses for the twelve months ended April 30, 2010.  The unaudited pro forma financial statements give effect to the proposed exchange of shares of the High Income Fund for the assets and liabilities of the High Yield Fund, with the High Income Fund being the surviving entity.  The proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States.  The historical cost basis of the investments is carried over to the surviving entity.  A portion of the portfolio holdings of the High Yield Fund may be sold in connection with the Reorganization, although Credit Suisse Asset Management, LLC (“Credit Suisse”) does not currently contemplate any such transactions prior to or following the closing of the Reorganization.  If Credit Suisse does dispose of such securities, transaction costs in restructuring the portfolio holdings of the High Yield Fund prior to the closing of the Reorganization will be borne by the High Yield Fund (not the High Income Fund) and its shareholders prior to the closing of the Reorganization; however transaction costs in restructuring the portfolio holdings of the combined fund immediately following the closing of the Reorganization will be borne by the combined fund and its shareholders.  Credit Suisse, however, has advised that these costs, if any, are not expected to have a material impact on the High Yield Fund or the combined fund.  Credit Suisse also has advised that none of the High Yield Fund or the combined fund will dispose of holdings in the High Yield Fund’s or the combined fund’s portfolio to such an extent that it would adversely affect the tax-free nature of the Reorganization for federal income tax purposes.

B-2

Pro Forma

Combined Credit Suisse High Income Fund

Schedule of Investments

As of April 30, 2010

(Unaudited)

										Pro Forma
										Combined
						Credit Suisse		Credit Suisse		Credit Suisse
	% Net	Ratings				High Income Fund		High Yield Fund		High Income Fund
	Assets	S&P	Moody’s	Maturity	Rate %	Par	Market Value	Par	Market Value	Par	Market Value
U.S. CORPORATE BONDS	86.7%
Aerospace & Defense	1.5%
BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)		BB	Ba3	07/01/18	8.500	200,000	214,500	100,000	107,250	300,000	321,750
Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)		CCC-	Caa3	04/01/15	8.500	250,000	220,625	175,000	154,437	425,000	375,062
Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/11 @ $102.25)		B+	B1	02/01/15	6.750	125,000	125,000	70,000	70,000	195,000	195,000
Spirit Aerosystems, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.75)		BB	B2	10/01/17	7.500	150,000	154,125	100,000	102,750	250,000	256,875
											1,148,687
Auto Loans	1.6%
Ford Motor Credit Co., LLC, Global Senior Unsecured Notes		B-	B1	10/01/13	7.000	525,000	542,145	150,000	154,899	675,000	697,044
Ford Motor Credit Co., LLC, Senior Unsecured Notes		B-	B1	12/15/16	8.000	400,000	426,906	150,000	160,089	550,000	586,995
											1,284,039
Auto Parts & Equipment	1.7%
American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)		B	B1	01/15/17	9.250	75,000	80,062	50,000	53,375	125,000	133,437
American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)		CCC	Caa2	03/01/17	7.875	100,000	95,750	75,000	71,812	175,000	167,562
ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)		CCC-	Caa2	03/15/18	10.625	150,000	162,000	75,000	81,000	225,000	243,000
Cooper-Standard Automotive, Inc., Rule 144A, Senior Notes (Callable 05/01/14 @ $104.25)		NR	B2	05/01/18	8.500	125,000	128,125	75,000	76,875	200,000	205,000
Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)		CCC	Caa1	08/15/14	10.000	215,000	204,250	110,000	104,500	325,000	308,750
The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)		B+	B1	07/01/15	9.000	125,000	131,250	100,000	105,000	225,000	236,250
The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)		B+	B1	05/15/16	10.500	50,000	55,938	25,000	27,969	75,000	83,907
											1,377,906
Banks	1.9%
CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)		B+	NR	05/01/13	7.000	39,000	38,948	34,000	33,334	73,000	72,282
CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)		B+	NR	05/01/14	7.000	59,000	57,024	50,000	48,804	109,000	105,828
CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)		B+	NR	05/01/15	7.000	134,000	128,079	50,000	48,236	184,000	176,315
CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)		B+	NR	05/01/16	7.000	98,000	93,689	84,000	80,185	182,000	173,874
CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)		B+	NR	05/01/17	7.000	138,000	131,164	118,000	112,259	256,000	243,423
GMAC, Inc., Global Company Guaranteed Notes		B	B3	04/01/11	6.000	275,000	277,750			275,000	277,750
GMAC, Inc., Global Subordinated Notes		CCC+	B3	12/31/18	8.000	28,000	28,175	15,000	15,094	43,000	43,269
GMAC, Inc., Rule 144A, Company Guaranteed Notes		B	B3	02/12/15	8.300	175,000	183,094	250,000	261,562	425,000	444,656
											1,537,397
Beverages	0.5%
CEDC Finance Corp. International, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $104.56)		B+	B1	12/01/16	9.125	100,000	106,500	100,000	106,500	200,000	213,000
Constellation Brands, Inc., Company Guaranteed Notes		BB	Ba3	09/01/16	7.250	150,000	154,688			150,000	154,688
											367,688
Building & Construction	1.2%
Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)		NR	NR	06/30/15	0.000	169,000	103,090	52,000	31,720	221,000	134,810
Beazer Homes USA, Inc., Global Company Guaranteed Notes		CCC	Caa2	04/15/12	8.375	275,000	276,375	100,000	100,500	375,000	376,875
K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes		CCC-	Caa2	01/15/16	6.250	125,000	104,375	75,000	62,625	200,000	167,000
William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)		CC	Caa3	02/15/14	7.500	275,000	208,313			275,000	208,313
William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $100.00)		CC	Caa3	12/15/12	7.625			75,000	64,500	75,000	64,500
											951,498
Building Materials	2.3%
AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88)		CCC-	Caa2	03/01/14	11.250	200,000	207,500	125,000	129,687	325,000	337,187
Building Materials Corp. of America, Rule 144A, Company Guaranteed Notes (Callable 03/15/15 @ $103.75)		BB-	B3	03/15/20	7.500	275,000	275,687	100,000	100,250	375,000	375,937
CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)		B-	Caa1	07/01/13	10.500	225,000	228,375	150,000	152,250	375,000	380,625
Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69)		B+	B2	11/01/14	11.375	250,000	265,625	150,000	159,375	400,000	425,000
Norcraft Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $105.25)		B-	B2	12/15/15	10.500	175,000	186,813	100,000	106,750	275,000	293,563
											1,812,312

B-3

Chemicals	3.1%
CF Industries, Inc., Senior Unsecured Notes		BB+	B1	05/01/18	6.875	225,000	235,125	150,000	156,750	375,000	391,875
Koppers, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $103.94)		B	B1	12/01/19	7.875	200,000	207,000	125,000	129,375	325,000	336,375
LBI Escrow Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)		BB	Ba3	11/01/17	8.000	200,000	207,750	100,000	103,875	300,000	311,625
Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)		CCC-	Caa2	12/01/14	9.750	20,000	20,450	40,000	40,900	60,000	61,350
Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)		CCC-	B3	06/15/14	12.500	150,000	169,500	81,000	91,530	231,000	261,030
Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.50)		B	B2	11/15/13	9.000			50,000	68,477	50,000	68,477
Nalco Co., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.13)		BB-	Ba2	05/15/17	8.250	50,000	53,875	25,000	26,937	75,000	80,812
Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)		B	B2	02/01/14	9.000	250,000	258,750	100,000	103,500	350,000	362,250
Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)		CCC+	Caa2	08/15/14	9.000	150,000	145,500	100,000	97,000	250,000	242,500
Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)		B+	B2	11/01/17	8.750	200,000	214,500	100,000	107,250	300,000	321,750
											2,438,044
Computer Hardware	0.8%
Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)		CCC	Caa1	05/01/16	9.500	125,000	120,938	75,000	72,563	200,000	193,501
Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $103.31)		BBB-	Ba2	01/15/18	6.625	125,000	129,375	75,000	77,625	200,000	207,000
Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/15 @ $103.44)		BBB-	Ba2	01/15/20	6.875	125,000	129,687	75,000	77,812	200,000	207,499
											608,000
Consumer Products	0.8%
AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)		CCC	Caa2	10/01/12	10.250	200,000	201,000	125,000	125,625	325,000	326,625
Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)		B+	B3	04/01/18	8.250	50,000	51,750	25,000	25,875	75,000	77,625
Terra Capital, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.88)		BB	B1	11/01/19	7.750	125,000	153,906	75,000	92,344	200,000	246,250
											650,500
Consumer/Commercial/Lease Financing	0.9%
International Lease Finance Corp., Rule 144A, Senior Unsecured Notes		BB+	B1	09/15/15	8.625	240,000	237,600	150,000	148,500	390,000	386,100
International Lease Finance Corp., Rule 144A, Senior Unsecured Notes		BB+	B1	03/15/17	8.750	125,000	124,375			125,000	124,375
International Lease Finance Corp., Series MTN, Senior Unsecured Notes		BB+	B1	06/01/14	5.650	125,000	114,498	75,000	68,699	200,000	183,197
											693,672
Department Stores	0.2%
The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)		CCC+	Caa3	10/15/15	10.375	100,000	105,875	50,000	52,938	150,000	158,813
											158,813
Diversified Capital Goods	2.3%
Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)		BB-	Ba2	06/15/17	6.875	125,000	124,219	75,000	74,531	200,000	198,750
Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)		B+	Ba2	06/15/19	9.250	125,000	135,000	100,000	108,000	225,000	243,000
Coleman Cable, Inc., Rule 144A, Senior Notes (Callable 02/15/14 @ $104.50)		B	B3	02/15/18	9.000	125,000	128,281	75,000	76,969	200,000	205,250
Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)		B	B2	12/15/13	8.625	150,000	156,000	125,000	130,000	275,000	286,000
Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)		B-	B3	06/01/17	7.375	175,000	160,125	100,000	91,500	275,000	251,625
Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)		B-	B3	12/15/13	8.625	125,000	127,344	75,000	76,406	200,000	203,750
Titan International, Inc., Global Company Guaranteed Notes		B-	B2	01/15/12	8.000	125,000	126,875	100,000	101,500	225,000	228,375
TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)		B-	Caa1	12/15/17	9.750	150,000	155,437	75,000	77,719	225,000	233,156
											1,849,906
Electric - Generation	4.3%
Dynegy Holdings, Inc., Global Senior Unsecured Notes		B-	B3	05/01/16	8.375	300,000	265,500	200,000	177,000	500,000	442,500
Edison Mission Energy, Global Senior Unsecured Notes		B-	B2	05/15/17	7.000	125,000	91,719			125,000	91,719
Edison Mission Energy, Global Senior Unsecured Notes		B-	B2	05/15/19	7.200	350,000	252,000	250,000	180,000	600,000	432,000
Mirant Americas Generation LLC, Senior Unsecured Notes		B-	B3	10/01/21	8.500	300,000	292,500	200,000	195,000	500,000	487,500
Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates		BB	Ba1	06/30/17	9.125	89,000	95,714			89,000	95,714
NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)		BB-	B1	02/01/16	7.375			50,000	49,625	50,000	49,625
NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)		BB-	B1	01/15/17	7.375	225,000	222,188	175,000	172,812	400,000	395,000
NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)		BB-	B1	06/15/19	8.500	100,000	102,125			100,000	102,125
Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)		CCC	Caa2	11/01/15	10.250	875,000	660,625	450,000	339,750	1,325,000	1,000,375
Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)		CCC	Caa2	11/01/15	10.250	200,000	151,000	175,000	132,125	375,000	283,125
											3,379,683
Electric - Integrated	0.7%
The AES Corp., Global Senior Unsecured Notes		BB-	B1	10/15/17	8.000	375,000	388,125	150,000	155,250	525,000	543,375
The AES Corp., Rule 144A, Senior Unsecured Notes		BB-	B1	04/15/16	9.750			25,000	27,438	25,000	27,438
											570,813

B-4

Electronics	1.5%
Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)		B-	B2	03/15/18	10.125	175,000	189,875	100,000	108,500	275,000	298,375
Jabil Circuit, Inc., Global Senior Unsecured Notes		BB+	Ba1	03/15/18	8.250			40,000	43,500	40,000	43,500
Jabil Circuit, Inc., Senior Unsecured Notes		BB+	Ba1	07/15/16	7.750	150,000	159,750	75,000	79,875	225,000	239,625
Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)		CCC	B2	03/01/16	8.125	150,000	152,625	75,000	76,313	225,000	228,938
Viasystems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $106.00)		B+	B3	01/15/15	12.000	225,000	248,063	125,000	137,812	350,000	385,875
											1,196,313
Energy - Exploration & Production	6.3%
ATP Oil & Gas Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $111.88)		B	Caa2	05/01/15	11.875	150,000	150,375	75,000	75,188	225,000	225,563
Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)		B	B3	11/01/16	8.250	150,000	153,375	100,000	102,250	250,000	255,625
Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)		BB-	B1	07/15/16	9.875	125,000	135,000	75,000	81,000	200,000	216,000
Chesapeake Energy Corp., Company Guaranteed Notes		BB	Ba3	12/15/18	7.250	75,000	75,375	75,000	75,375	150,000	150,750
Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.15)		BB	Ba3	01/15/16	6.875	425,000	426,062	200,000	200,500	625,000	626,562
Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)		B	B2	10/15/17	8.375	225,000	233,437	125,000	129,687	350,000	363,124
Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)		BB	B3	10/01/17	8.625	125,000	134,063	75,000	80,438	200,000	214,501
Denbury Resources, Inc., Company Guaranteed Notes (Callable 02/15/15 @ $104.13)		BB	B1	02/15/20	8.250	149,000	160,548	100,000	107,750	249,000	268,298
Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)		BB	B1	03/01/16	9.750	125,000	138,750	75,000	83,250	200,000	222,000
Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)		BB-	B1	06/15/19	7.250	125,000	127,500			125,000	127,500
Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)		BB-	B2	06/01/16	9.000	150,000	155,250	100,000	103,500	250,000	258,750
Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)		B+	B3	05/15/17	8.000	125,000	138,438	75,000	83,063	200,000	221,501
Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)		BB-	B2	06/15/16	10.375	125,000	137,500	100,000	110,000	225,000	247,500
PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)		B	B3	06/01/15	7.875	275,000	285,312	175,000	181,562	450,000	466,874
Pioneer Natural Resources Co., Senior Unsecured Notes		BB+	Ba1	01/15/20	7.500	150,000	160,162	75,000	80,081	225,000	240,243
Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)		BB-	B1	06/15/15	7.750	150,000	154,125	75,000	77,063	225,000	231,188
Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)		BB-	Caa1	02/01/17	8.625	175,000	173,688	100,000	99,250	275,000	272,938
Whiting Petroleum Corp., Global Company Guaranteed Notes		BB	B1	02/01/14	7.000	200,000	207,500	125,000	129,687	325,000	337,187
											4,946,104
Environmental	0.6%
Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)		B+	B2	07/15/14	11.000	200,000	218,000	75,000	81,750	275,000	299,750
Clean Harbors, Inc., Global Senior Secured Notes (Callable 08/15/12 @ $103.81)		BB-	Ba2	08/15/16	7.625	150,000	156,938	50,000	52,313	200,000	209,251
											509,001
Food & Drug Retailers	1.2%
Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)		BB-	B1	05/15/17	8.875	150,000	159,375	100,000	106,250	250,000	265,625
Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)		CCC	Caa3	12/15/15	9.375	125,000	112,188	200,000	179,500	325,000	291,688
Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)		B+	B3	06/12/16	9.750	125,000	138,281	75,000	82,969	200,000	221,250
SUPERVALU, Inc., Senior Unsecured Notes		B+	Ba3	05/01/16	8.000	125,000	127,812	75,000	76,687	200,000	204,499
											983,062
Food - Wholesale	1.1%
Pinnacle Foods Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/11 @ $104.63)		CCC+	Caa2	04/01/15	9.250	150,000	156,750	100,000	104,500	250,000	261,250
Southern States Cooperative, Inc., Rule 144A, Senior Notes		B+	B3	11/01/11	11.000	190,000	190,000	120,000	120,000	310,000	310,000
Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)		B+	B3	05/15/15	11.250	200,000	199,500	125,000	124,687	325,000	324,187
											895,437
Forestry & Paper	1.8%
Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)		B+	Caa1	10/15/14	7.125	134,000	132,995	265,000	263,012	399,000	396,007
NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)		CCC+	B2	12/31/14	11.375	325,000	335,562	175,000	180,688	500,000	516,250
Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)		D	NR	07/01/12	8.375	125,000	127,500	75,000	76,500	200,000	204,000
Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)		CCC+	Caa1	08/01/16	11.375	50,000	48,125			50,000	48,125
Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)		B	B2	08/01/14	9.125	150,000	153,750	100,000	102,500	250,000	256,250
											1,420,632

B-5

Gaming	4.1%
Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)		NR	NR	12/15/14	9.375	250,000	43,125	75,000	12,938	325,000	56,063
Caesars Entertainment, Inc., Global Company Guaranteed Notes		CCC	Ca	05/15/11	8.125	250,000	249,062	100,000	99,625	350,000	348,687
CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)		CCC+	Caa3	08/01/13	8.000	200,000	185,250	100,000	92,625	300,000	277,875
Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)		B	B2	11/15/19	7.250	181,000	126,700	23,000	16,100	204,000	142,800
FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)		B	B3	05/01/15	13.875	75,000	87,375	50,000	58,250	125,000	145,625
Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)		NR	NR	06/15/15	11.000	150,000	2,813	60,000	1,125	210,000	3,938
Harrah’s Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)		B	Caa1	06/01/17	11.250	125,000	136,875	35,000	38,325	160,000	175,200
Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes		D	Ca	11/15/10	12.000	225,000	111,656	100,000	49,625	325,000	161,281
Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)		B-	Caa1	06/15/14	9.750	200,000	192,250	100,000	96,125	300,000	288,375
Majestic Star Casino Capital Corp., Senior Secured Notes		NR	NR	10/15/10	9.500	125,000	81,094	50,000	32,438	175,000	113,532
Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)		D	NR	11/15/15	8.500	200,000	51,000	125,000	31,875	325,000	82,875
MGM Mirage, Inc., Company Guaranteed Notes		CCC+	Caa1	06/01/16	7.500			75,000	66,562	75,000	66,562
MGM Mirage, Inc., Global Company Guaranteed Notes		CCC+	Caa1	04/01/13	6.750	150,000	143,250	25,000	23,875	175,000	167,125
MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)		B	B1	11/15/17	11.125	150,000	171,187	75,000	85,594	225,000	256,781
MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)		B	B2	07/15/14	12.625	275,000	290,125	175,000	184,625	450,000	474,750
Peninsula Gaming LLC, Rule 144A, Senior Secured Notes (Callable 08/15/12 @ $104.19)		BB	Ba2	08/15/15	8.375	100,000	102,750	75,000	77,062	175,000	179,812
Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)		B	B3	08/15/17	10.750	125,000	128,438	75,000	77,062	200,000	205,500
Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)		NR	NR	12/15/14	9.625	115,000	83	60,000	44	175,000	127
Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56)		B+	B1	09/15/14	9.125			100,000	100,125	100,000	100,125
											3,247,033
Gas Distribution	2.1%
AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)		NR	Ba3	05/20/16	7.125	175,000	179,813	125,000	128,438	300,000	308,251
El Paso Corp., Senior Unsecured Notes		BB-	Ba3	06/01/18	7.250	50,000	52,220	50,000	52,220	100,000	104,440
Holly Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.13)		B+	B1	03/15/18	8.250	150,000	152,250	100,000	101,500	250,000	253,750
Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)		B+	B1	03/01/16	8.250	175,000	182,875	125,000	130,625	300,000	313,500
MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)		BB-	B1	04/15/18	8.750	125,000	130,156	75,000	78,094	200,000	208,250
Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)		B	B2	07/01/16	8.250	200,000	205,000	125,000	128,125	325,000	333,125
The Williams Cos., Inc., Series A, Global Senior Unsecured Notes		BB+	Baa3	01/15/31	7.500	125,000	141,349			125,000	141,349
											1,662,665
Health Facilities	5.5%
Alliance HealthCare Services, Inc., Rule 144A, Senior Notes (Callable 12/01/12 @ $104.00)		B	B3	12/01/16	8.000	125,000	117,500	75,000	70,500	200,000	188,000
Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)		B	Caa1	11/01/15	9.875	125,000	132,656	75,000	79,594	200,000	212,250
Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)		B-	B3	10/15/17	10.000	100,000	110,500			100,000	110,500
Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)		B-	Caa1	10/15/17	11.625	100,000	112,500	125,000	140,625	225,000	253,125
Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)		B	B3	07/15/15	8.875	200,000	210,500	50,000	52,625	250,000	263,125
DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/11 @ $102.42)		B	B2	03/15/15	7.250			25,000	25,625	25,000	25,625
HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)		BB-	B2	11/15/16	9.250	875,000	948,281	375,000	406,406	1,250,000	1,354,687
Inverness Medical Innovations, Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)		B-	B3	05/15/16	9.000	225,000	230,063	100,000	102,250	325,000	332,313
Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)		BB+	Ba3	01/15/16	7.000	150,000	151,500	75,000	75,750	225,000	227,250
Omega Healthcare Investors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $103.75)		BB+	Ba3	02/15/20	7.500	75,000	77,438	50,000	51,625	125,000	129,063
Radiation Therapy Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/14 @ $104.94)		CCC+	Caa1	04/15/17	9.875	125,000	128,125	75,000	76,875	200,000	205,000
Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $ 104.44)		BB-	B2	07/01/19	8.875	450,000	497,812	250,000	276,562	700,000	774,374
Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)		B+	B3	06/01/15	8.500	25,000	24,938	25,000	24,938	50,000	49,876
VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)		B-	Caa1	07/15/15	10.250	158,000	167,943	79,000	83,971	237,000	251,914
											4,377,102
Health Services	1.6%
Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)		B	B3	12/30/14	9.500	150,000	152,250	75,000	76,125	225,000	228,375
Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/11 @ $104.25)		B	Caa1	03/15/16	12.750	250,000	266,250	150,000	159,750	400,000	426,000
Service Corp. International, Global Senior Unsecured Notes		BB-	B1	10/01/18	7.625	125,000	128,437	75,000	77,062	200,000	205,499
Service Corp. International, Senior Unsecured Notes		BB-	B1	11/15/21	8.000	100,000	104,500	50,000	52,250	150,000	156,750
Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)		BB-	Ba3	02/15/13	6.250	125,000	124,375			125,000	124,375
Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)		B+	B3	06/01/15	3.859	125,000	107,500	50,000	43,000	175,000	150,500
											1,291,499

B-6

Hotels	0.6%
Felcor Lodging LP, Global Senior Secured Notes		B-	B2	10/01/14	10.000	125,000	131,250	75,000	78,750	200,000	210,000
Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)		BB+	Ba1	05/15/17	9.000	125,000	136,875	100,000	109,500	225,000	246,375
											456,375
Leisure	0.3%
Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)		D	NR	07/15/16	12.250			51,000	59,543	51,000	59,543
Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)		D	NR	06/01/14	9.625	300,000	100,500	150,000	50,250	450,000	150,750
											210,293
Machinery	1.6%
Altra Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $106.09)		B+	B1	12/01/16	8.125	200,000	204,250	125,000	127,656	325,000	331,906
Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)		B	B3	02/15/17	8.625	175,000	185,937	100,000	106,250	275,000	292,187
Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.78)		BB+	Ba3	03/01/14	7.125	125,000	128,438	50,000	51,375	175,000	179,813
CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)		B+	B2	09/01/14	10.625	100,000	107,500	75,000	80,625	175,000	188,125
Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)		B	Caa1	11/15/17	8.000	175,000	171,500	75,000	73,500	250,000	245,000
											1,237,031
Media - Broadcast	2.3%
Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)		CCC-	Caa3	08/15/14	10.500	130,000	128,050	80,000	78,800	210,000	206,850
Belo Corp., Senior Unsecured Notes (Callable 11/15/13 @ $104.00)		B+	Ba2	11/15/16	8.000	125,000	131,250			125,000	131,250
Clear Channel Communications, Inc., Senior Unsecured Notes		CCC-	Ca	09/15/14	5.500	100,000	66,000	50,000	33,000	150,000	99,000
Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)		B	B2	12/15/17	9.250	250,000	268,875	125,000	134,531	375,000	403,406
Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)		B-	B2	09/15/14	8.625	150,000	149,250	100,000	99,500	250,000	248,750
LIN Television Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/14 @ $104.19)		B+	Ba3	04/15/18	8.375	150,000	155,625	100,000	103,750	250,000	259,375
Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)		B-	B3	04/15/17	8.875	175,000	179,375	100,000	102,500	275,000	281,875
Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)		CCC	Caa2	03/15/15	9.750	127,000	116,243	66,000	60,649	193,000	176,892
Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)		D	NR	01/15/14	8.750	325,000	1,560	100,000	480	425,000	2,040
											1,809,438
Media - Cable	4.6%
Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)		B-	Caa1	01/15/14	9.375	350,000	358,750	200,000	205,000	550,000	563,750
Cablevision Systems Corp., Senior Unsecured Notes		B+	B1	04/15/18	7.750			125,000	127,500	125,000	127,500
CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)		B	B2	11/30/16	13.500	201,000	244,146	91,000	110,974	292,000	355,120
CCO Holdings Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/13 @ $105.91)		B	B2	04/30/18	7.875	375,000	383,437	225,000	230,062	600,000	613,499
Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)		B-	B3	11/15/17	8.625	300,000	306,750	175,000	178,938	475,000	485,688
CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes		BB	Ba3	02/15/19	8.625	450,000	493,875	150,000	164,625	600,000	658,500
DISH DBS Corp., Global Company Guaranteed Notes		BB-	Ba3	10/01/14	6.625	300,000	303,750	150,000	151,875	450,000	455,625
DISH DBS Corp., Global Company Guaranteed Notes		BB-	Ba3	05/31/15	7.750			50,000	52,750	50,000	52,750
Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)		B-	B3	10/15/15	8.500			50,000	51,625	50,000	51,625
Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56)		B-	B3	08/15/19	9.125	200,000	207,000	50,000	51,750	250,000	258,750
											3,622,807
Media - Diversified	0.3%
Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)		B	B1	12/15/15	8.250	150,000	150,188	125,000	125,156	275,000	275,344
											275,344
Media - Services	0.8%
Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)		B-	Caa1	05/01/16	11.500	150,000	171,000	100,000	114,000	250,000	285,000
WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)		BB	Ba2	06/15/16	9.500	200,000	217,000	125,000	135,625	325,000	352,625
											637,625
Metals & Mining - Excluding Steel	1.7%
Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)		D	NR	12/15/14	9.000	50,000	335	100,000	670	150,000	1,005
Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)		D	NR	12/15/16	10.000	225,000	1,687	25,000	187	250,000	1,874
Cloud Peak Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/13 @ $104.13)		BB-	B1	12/15/17	8.250	200,000	206,000	100,000	103,000	300,000	309,000
Consol Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.00)		BB	B1	04/01/17	8.000	300,000	318,375	175,000	185,719	475,000	504,094
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)		BBB-	Ba2	04/01/17	8.375	175,000	196,480			175,000	196,480
Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)		CCC	Caa1	05/15/15	5.274	218,000	188,697	135,000	116,704	353,000	305,401
											1,317,854

B-7

Oil Field Equipment & Services	3.1%
Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)		BB	Ba2	09/15/17	7.500	150,000	152,438	100,000	101,625	250,000	254,063
Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)		NR	B2	02/15/15	7.750	200,000	201,000	100,000	100,500	300,000	301,500
Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13)		B	Caa1	01/15/15	12.250	150,000	148,500	75,000	74,250	225,000	222,750
Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)		B	B3	01/15/16	9.500	125,000	130,625	75,000	78,375	200,000	209,000
Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)		BB-	Ba3	09/01/17	8.000	75,000	76,500	25,000	25,500	100,000	102,000
Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)		BB-	Ba3	12/01/14	6.125	95,000	94,881	80,000	79,900	175,000	174,781
Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)		BB-	B1	12/01/14	8.375	150,000	153,750	75,000	76,875	225,000	230,625
McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)		B	B3	12/15/16	9.500	125,000	130,781	75,000	78,469	200,000	209,250
Parker Drilling Co., Rule 144A, Senior Notes (Callable 04/01/14 @ $104.56)		B+	B1	04/01/18	9.125	175,000	179,812	100,000	102,750	275,000	282,562
Pioneer Drilling Co., Rule 144A, Senior Notes (Callable 03/15/14 @ $104.94)		B	B3	03/15/18	9.875	215,000	222,525	125,000	129,375	340,000	351,900
Pride International, Inc., Senior Unsecured Notes		BBB-	Ba1	06/15/19	8.500	125,000	144,219			125,000	144,219
											2,482,650
Oil Refining & Marketing	1.0%
Coffeyville Resources LLC, Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)		BB-	Ba3	04/01/15	9.000	125,000	128,125	75,000	76,875	200,000	205,000
Coffeyville Resources LLC, Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)		BB-	B3	04/01/17	10.875	75,000	76,875	50,000	51,250	125,000	128,125
Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)		BB+	Ba1	06/01/19	9.750	100,000	108,000	75,000	81,000	175,000	189,000
Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)		BB-	B3	06/15/14	10.750	175,000	165,375	125,000	118,125	300,000	283,500
											805,625
Packaging	0.7%
Ball Corp., Company Guaranteed Notes (Callable 09/01/14 @ $103.69)		BB+	Ba1	09/01/19	7.375	100,000	105,750			100,000	105,750
Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)		CCC	Caa1	09/15/14	8.875	150,000	148,125	90,000	88,875	240,000	237,000
GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)		CCC+	Caa1	10/15/14	9.875	75,000	78,562	75,000	78,563	150,000	157,125
GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13)		CCC+	Caa1	01/01/17	8.250	75,000	76,219			75,000	76,219
											576,094
Pharmaceuticals	0.5%
Valeant Pharmaceuticals International, Rule 144A, Senior Unsecured Notes (Callable 03/15/15 @ $103.81)		BB-	Ba3	03/15/20	7.625	225,000	230,063	125,000	127,813	350,000	357,876
											357,876
Printing & Publishing	1.1%
Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)		CCC+	Caa2	01/15/15	10.500	150,000	147,750	85,000	83,725	235,000	231,475
The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)		NR	NR	02/15/17	9.000	325,000	0	200,000	0	525,000	0
The Reader’s Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00)		B	B1	02/15/17	9.500	250,000	257,500	150,000	154,500	400,000	412,000
Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)		BB-	B1	03/01/15	8.250	155,000	164,494	85,000	90,206	240,000	254,700
											898,175
Railroads	0.5%
Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)		B+	B2	06/01/15	8.000	150,000	159,375	75,000	79,687	225,000	239,062
RailAmerica, Inc., Global Senior Secured Notes (Callable 07/01/13 @ $104.63)		BB-	B1	07/01/17	9.250	112,000	121,240	67,000	72,528	179,000	193,768
											432,830
Software/Services	1.7%
JDA Software Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/12 @ $104.00)		BB-	B1	12/15/14	8.000	100,000	105,250	75,000	78,937	175,000	184,187
Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)		BB+	Ba2	07/01/16	8.125	75,000	80,344	25,000	26,781	100,000	107,125
SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)		B-	Caa1	08/15/15	10.250	175,000	185,281	100,000	105,875	275,000	291,156
Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)		BB-	Ba3	09/15/15	14.250	50,000	60,625	41,000	49,713	91,000	110,338
Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)		BB-	Ba3	10/15/14	12.750	62,000	73,160	49,000	57,820	111,000	130,980
Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)		CCC+	Caa2	02/15/15	9.625	330,000	312,675	200,000	189,500	530,000	502,175
											1,325,961
Specialty Retail	1.7%
Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)		B-	Caa1	03/15/17	7.625	150,000	144,750	75,000	72,375	225,000	217,125
Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)		CCC-	Caa3	10/15/12	12.000	250,000	212,500	100,000	85,000	350,000	297,500
QVC, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ $103.75)		BB+	Ba2	10/01/19	7.500	175,000	180,250	75,000	77,250	250,000	257,500
Susser Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.66)		B+	B3	12/15/13	10.625	115,000	122,187	110,000	116,875	225,000	239,062
Susser Finance Corp., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.25)		B+	B2	05/15/16	8.500	100,000	98,845	75,000	74,134	175,000	172,979
Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)		B-	B3	02/15/15	8.500	50,000	52,125	75,000	78,187	125,000	130,312
											1,314,478

B-8

Steel Producers/Products	0.7%
California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)		BB-	B1	03/15/14	6.125	175,000	168,875	100,000	96,500	275,000	265,375
Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)		CCC+	Caa1	11/01/15	12.000	175,000	190,094	100,000	108,625	275,000	298,719
											564,094
Support-Services	3.6%
Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)		B+	B2	08/15/16	9.000	125,000	129,375	100,000	103,500	225,000	232,875
DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/11 @ $100.00)		B+	B1	02/15/13	9.500	150,000	155,062	100,000	103,375	250,000	258,437
FTI Consulting, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $101.91)		BB	Ba2	06/15/13	7.625	125,000	126,875	75,000	76,125	200,000	203,000
Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)		B+	B2	06/15/20	8.000			50,000	52,063	50,000	52,063
Iron Mountain, Inc., Senior Subordinated Notes (Callable 08/15/14 @ $104.19)		B+	B2	08/15/21	8.375	125,000	132,656			125,000	132,656
JohnsonDiversey Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ $104.13)		B-	B3	11/15/19	8.250	200,000	211,000	100,000	105,500	300,000	316,500
Live Nation Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ $104.06)		B	B1	05/15/18	8.125	125,000	129,063	75,000	77,437	200,000	206,500
Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)		B	Caa1	04/15/15	12.250	125,000	130,938	75,000	78,562	200,000	209,500
Sotheby’s, Global Company Guaranteed Notes		B	B1	06/15/15	7.750	150,000	153,375	100,000	102,250	250,000	255,625
The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/13 @ $103.88)		BB-	B1	10/15/17	7.750	250,000	256,875	150,000	154,125	400,000	411,000
Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)		CCC+	B3	09/01/14	9.875	70,000	73,938	105,000	110,906	175,000	184,844
Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)		CCC	Caa1	09/01/16	11.875	100,000	110,000			100,000	110,000
United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17)		CCC+	Caa1	02/15/14	7.000	175,000	171,937	75,000	73,688	250,000	245,625
											2,818,625
Telecom - Integrated/Services	4.5%
Frontier Communications Corp., Global Senior Unsecured Notes		BB	Ba2	03/15/15	6.625	150,000	150,000	75,000	75,000	225,000	225,000
HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)		B	B1	04/15/14	9.500	215,000	222,525	125,000	129,375	340,000	351,900
Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)		BB-	B3	08/15/14	9.250	500,000	520,000	325,000	338,000	825,000	858,000
Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)		CCC	Caa1	02/15/15	4.140	250,000	214,375	100,000	85,750	350,000	300,125
Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $105.00)		CCC	Caa1	02/01/18	10.000	25,000	24,750	50,000	49,500	75,000	74,250
New Communications Holdings, Inc., Rule 144A, Senior Notes		BB	Ba2	04/15/17	8.250	125,000	129,375	75,000	77,625	200,000	207,000
Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)		CCC+	Caa1	07/15/15	9.500	150,000	153,562	75,000	76,781	225,000	230,343
Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/13 @ $103.56)		B+	Ba3	04/01/18	7.125	375,000	389,062	200,000	207,500	575,000	596,562
Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)		B+	Ba3	10/01/15	8.000	125,000	134,688	175,000	188,563	300,000	323,251
Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)		B+	Ba3	02/15/14	7.500	150,000	153,375			150,000	153,375
Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)		B+	Ba3	08/01/16	8.625	125,000	128,594	75,000	77,156	200,000	205,750
											3,525,556
Telecom - Wireless	4.0%
Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)		B-	B3	11/01/14	9.375	100,000	103,875	25,000	25,969	125,000	129,844
Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)		B+	Ba2	05/15/16	7.750	75,000	78,188	75,000	78,187	150,000	156,375
GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)		B	B1	10/01/15	9.625	225,000	235,406	125,000	130,781	350,000	366,187
MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)		B	B2	11/01/14	9.250	125,000	130,312	70,000	72,975	195,000	203,287
Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/11 @ $101.74)		BB-	Ba2	03/15/14	5.950	650,000	624,000	450,000	432,000	1,100,000	1,056,000
SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/12 @ $106.00)		BB-	Ba3	08/15/16	8.000	100,000	106,000	75,000	79,500	175,000	185,500
SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/14 @ $104.13)		BB-	Ba3	08/15/19	8.250	75,000	80,813	50,000	53,875	125,000	134,688
Sprint Nextel Corp., Senior Unsecured Notes		BB-	Ba3	12/01/16	6.000	425,000	394,187	250,000	231,875	675,000	626,062
Viasat, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/12 @ $106.66)		B	B1	09/15/16	8.875	200,000	205,750	125,000	128,594	325,000	334,344
											3,192,287
Telecommunications	0.3%
Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)		CCC+	Caa2	11/01/15	9.750	150,000	151,875	75,000	75,938	225,000	227,813
											227,813
Textiles & Apparel	0.6%
Levi Strauss & Co., Rule 144A, Senior Unsecured Notes (Callable 05/15/15 @ $103.81)		B+	B2	05/15/20	7.625	300,000	304,500	100,000	101,500	400,000	406,000
Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/10 @ $101.35)		BB	Ba3	05/01/13	8.125			75,000	76,500	75,000	76,500
											482,500

B-9

Theaters & Entertainment	0.2%
AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)		CCC+	Caa1	03/01/14	8.000	25,000	25,500			25,000	25,500
AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)		B-	B1	06/01/19	8.750	75,000	79,875	50,000	53,250	125,000	133,125
											158,625
Tobacco	0.3%
Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)		B+	B2	07/15/16	10.000	125,000	133,125	75,000	79,875	200,000	213,000
											213,000
Transportation - Excluding Air/Rail	0.3%
SEACOR Holdings, Inc., Senior Unsecured Notes		BBB-	Ba1	10/01/19	7.375	150,000	158,541	100,000	105,694	250,000	264,235
											264,235

TOTAL U.S. CORPORATE BONDS											68,564,997

FOREIGN CORPORATE BONDS	9.7%
Aerospace & Defense	0.6%
Bombardier, Inc., Rule 144A, Senior Notes (Canada)		BB+	Ba2	03/15/18	7.500	150,000	159,750	100,000	106,500	250,000	266,250
Bombardier, Inc., Rule 144A, Senior Notes (Canada)		BB+	Ba2	03/15/20	7.750	125,000	133,438	75,000	80,063	200,000	213,501
											479,751
Chemicals	1.3%
Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)		B-	B2	09/15/13	2.257	300,000	298,500	225,000	223,875	525,000	522,375
Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)		CCC-	Caa3	02/15/16	8.500	325,000	290,875	200,000	179,000	525,000	469,875
											992,250
Electronics	0.3%
NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)		CCC+	C	10/15/14	7.875	125,000	123,750	150,000	148,500	275,000	272,250
											272,250
Energy - Exploration & Production	0.3%
OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)		B	Caa3	12/15/14	8.250	175,000	168,875	75,000	72,375	250,000	241,250
											241,250
Forestry & Paper	0.8%
Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)		NR	NR	06/15/11	7.750	475,000	105,688	250,000	55,625	725,000	161,313
Cascades, Inc., Rule 144A, Senior Notes (Callable 12/15/13 @ $103.88) (Canada)		B+	Ba3	12/15/17	7.750	125,000	127,812	50,000	51,125	175,000	178,937
Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58) (Ireland)		B	B2	04/01/15	7.750	150,000	147,187	125,000	122,656	275,000	269,843
											610,093
Gaming	0.5%
Cirsa Finance Luxembourg SA, Company Guaranteed Notes (Callable 05/15/10 @ 102.92) (Luxembourg)		B+	B2	05/15/14	8.750			100,000	137,453	100,000	137,453
Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)		B	B2	06/15/15	8.250			150,000	201,691	150,000	201,691
Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/11 @ $103.88) (South Africa)		B	B3	04/30/14	7.750			50,000	63,823	50,000	63,823
											402,967
Media - Cable	1.4%
UPC Germany GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.13) (Germany)		BB-	B1	12/01/17	8.125	125,000	128,125			125,000	128,125
UPC Germany GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) (Germany)		BB-	B1	12/01/17	8.125			100,000	138,283	100,000	138,283
Videotron Ltee, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.56) (Canada)		BB-	Ba2	04/15/18	9.125	100,000	111,500	75,000	83,625	175,000	195,125
Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)		B	B1	08/15/16	9.125	200,000	214,500			200,000	214,500
Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19) (United Kingdom)		B	B1	10/15/19	8.375	100,000	105,250			100,000	105,250
Virgin Media Finance PLC, Company Guaranteed Notes (Callable 10/15/14 @ $104.44) (United Kingdom)		B	B1	10/15/19	8.875			175,000	290,659	175,000	290,659
Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/11 @ $101.63) (United Kingdom)		B	B1	04/15/14	9.750			26,000	41,090	26,000	41,090
											1,113,032
Media - Diversified	0.4%
Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)		B	B2	03/15/16	7.750	200,000	201,500	100,000	100,750	300,000	302,250
											302,250
Metals & Mining - Excluding Steel	0.3%
Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)		BBB	Baa3	05/15/19	10.750	150,000	187,500	25,000	31,250	175,000	218,750
											218,750

B-10

Oil Field Equipment & Services	0.4%
Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)		BB	Ba3	05/15/15	7.500	175,000	178,063	100,000	101,750	275,000	279,813
											279,813
Packaging	0.1%
Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands)		B-	B3	09/15/14	9.250			50,000	70,139	50,000	70,139
											70,139
Pharmaceuticals	0.3%
Patheon, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/13 @ $106.47) (Canada)		B+	B1	04/15/17	8.625	125,000	126,875	75,000	76,125	200,000	203,000
											203,000
Support-Services	0.3%
Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) (Canada)		B	B3	03/15/17	9.750	100,000	104,125	50,000	52,063	150,000	156,188
ISS Financing PLC, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.50) (United Kingdom)		B	NR	06/15/14	11.000			50,000	73,629	50,000	73,629
											229,817
Telecom - Integrated/Services	1.0%
ERC Ireland Finance, Ltd., Rule 144A, Senior Secured Notes (Ireland)		CCC	B3	08/15/16	5.662			150,000	142,605	150,000	142,605
Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)		B-	B3	12/15/14	10.750	292,000	308,060	170,000	179,350	462,000	487,410
Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Luxembourg)		NR	NR	01/15/15	6.034			100,000	4,000	100,000	4,000
Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)		B+	B3	01/15/15	8.875	125,000	130,625	50,000	52,250	175,000	182,875
											816,890
Telecom - Wireless	0.4%
Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)		B+	B2	07/15/17	11.750	75,000	83,812	50,000	55,875	125,000	139,687
Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)		B+	B2	07/15/17	11.750	50,000	74,128	50,000	74,128	100,000	148,256
											287,943
Textiles & Apparel	0.1%
IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)		NR	NR	11/15/12	9.875	75,000	15,956	200,000	42,549	275,000	58,505
											58,505
Transportation - Excluding Air/Rail	1.4%
Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)		B+	B3	12/15/14	9.500	250,000	257,500	150,000	154,500	400,000	412,000
Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)		B+	B1	12/15/13	8.500	275,000	276,375	150,000	150,750	425,000	427,125
Teekay Corp., Global Senior Unsecured Notes (Canada)		BB	B1	01/15/20	8.500	175,000	185,500	100,000	106,000	275,000	291,500
											1,130,625

TOTAL FOREIGN CORPORATE BONDS											7,709,325

		Shares		Shares		Shares
COMMON STOCKS	0.8%
Automobile Parts & Equipment	0.0%
Safelite Realty Corp.				588	6,644	588	6,644
							6,644
Banks	0.3%
CIT Group, Inc.		3,381	137,269	2,868	116,441	6,249	253,710
							253,710
Chemicals	0.1%
Huntsman Corp.		9,785	111,647			9,785	111,647
							111,647
Leisure	0.3%
Six Flags, Inc.		5,936	174,639	2,968	87,320	8,904	261,959
							261,959
Printing & Publishing	0.0%
Dex One Corp.		554	16,792			554	16,792
SuperMedia, Inc.		236	10,596	118	5,298	354	15,894
							32,686

TOTAL COMMON STOCKS							666,646

B-11

PREFERRED STOCK	0.2%
Banks	0.2%
GMAC, Inc., Rule 144A (Callable 12/31/11 @ $1,000)		89	75,591	62	52,659	151	128,250
							128,250

WARRANTS	0.0%
Printing & Publishing	0.0%
The Readers Digest Association, Inc., strike price $0.00, expires 02/15/17		1,036	0	637	0	1,637	0
							0

SHORT-TERM INVESTMENTS	24.4%
State Street Navigator Prime Portfolio		11,503,394	11,503,394	6,290,296	6,290,296	17,793,296	17,793,690

				Par		Par		Par
State Street Bank and Trust Co. Euro Time Deposit		05/03/10	0.010	454,000	454,000	1,057,000	1,057,000	1,511,000	1,511,000
TOTAL SHORT-TERM INVESTMENTS									19,304,690

TOTAL INVESTMENTS AT VALUE	121.8%				60,447,421		35,926,487		96,373,908

Liabilities in Excess of Other Assets	-21.8%				(11,239,845)		(6,005,489)		(17,245,334)

NET ASSETS	100.0%				49,207,576		29,920,998		79,128,574

As of April 30, 2010, all of the securities held by the High Yield Fund would comply with the investment policies and restrictions of the High Income Fund.

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Pro Forma

Combined Credit Suisse High Income Fund

Statement of Assets and Liabilities

As of April 30, 2010

(Unaudited)

	Credit Suisse High Income Fund	Credit Suisse High Yield Fund	Pro Forma Adjustments	Pro Forma Combined Credit Suisse High Income Fund
Assets
Investments at value, including collateral for securities on loan of $17,793,690 (Cost $95,823,468)	$60,447,421	$35,926,487	$	$96,373,908
Cash	90	166		256
Foreign currency at value (cost $35,017)	13,071	21,270		34,341
Receivable for investments sold	356,691	203,965		560,656
Receivable for fund shares sold	284,693	45,004		329,697
Dividend and interest receivable	1,064,362	628,209		1,692,571
Unrealized appreciation on forward currency contracts	1,962	22,533		24,495
Prepaid expenses and other assets	31,663	15,578		47,241
Total Assets	62,199,953	36,863,212	—	99,063,165
Liabilities
Advisory fee payable	7,040	(1,701)		5,339
Administrative services fee payable	14,798	10,354		25,152
Shareholder servicing/ Distribution fee payable	25,215	—		25,215
Payable for investments purchased	1,141,420	570,661		1,712,081
Payable for fund shares redeemed	93,045	42,750		135,795
Payable upon return of securities loaned	11,503,394	6,290,296		17,793,690
Dividend payable	175,848	—		175,848
Trustees’/Directors’ fee payable	5,628	4,483		10,111
Other accrued expenses payable	25,989	25,371		51,360
Total Liabilities	12,992,377	6,942,214	—	19,934,591
Net Assets
Capital stock, $.001 par value	7,461	3,347		10,808
Paid-in capital	59,986,109	79,769,799		139,755,908
Acccumulated net investment loss	(341,757)	(66,938)		(408,695)
Accumulated net realized loss on investments and foreign currency transactions	(10,691,430)	(50,111,009)		(60,802,439)
Net unrealized appreciation on investments and foreign currency translations	247,193	325,799		572,992
Net Assets	$49,207,576	$29,920,998	$—	$79,128,574

Institutional Shares
Net Assets	N/A	29,920,998	(29,920,998)	N/A
Shares outstanding	N/A	3,347,371	(3,347,371)	N/A
Net asset value and offering price per share	N/A	$8.94		N/A

Common Shares
Net Assets	$394,856	N/A	29,920,998	30,315,854
Shares outstanding	60,156	N/A	4,561,163	4,621,319
Net asset value, offering price and redemption price per share	$6.56	N/A		6.56

A Shares
Net Assets	$24,067,476	N/A	—	24,067,476
Shares outstanding	3,651,589	N/A	—	3,651,589
Net asset value and redemption price per share	$6.59	N/A	—	6.59
Maximum offering price per share (net asset value/(1-4.75%))	$6.92	N/A		6.92

B Shares
Net Assets	$6,990,957	N/A	—	6,990,957
Shares outstanding	1,060,339	N/A	—	1,060,339
Net asset value and offering price per share	$6.59	N/A	—	6.59

C Shares
Net Assets	$17,754,287	N/A	—	17,754,287
Shares outstanding	2,689,105	N/A	—	2,689,105
Net asset value and offering price per share	$6.60	N/A	—	6.60

B-13

Pro Forma

Combined Credit Suisse High Income Fund

Statement of Operations

For the 12 Months Ended April 30, 2010

(Unaudited)

	Credit Suisse High Income Fund	Credit Suisse High Yield Fund	Pro Forma Adjustments		Pro Forma Combined Credit Suisse High Income Fund

Investment Income

Dividends	$10,180	$4,365	$		$14,545
Interest	4,499,565	2,816,128			7,315,693
Securities lending	9,248	5,398			14,646
Foreign taxes withheld	—	—			—
Total investment income	4,518,993	2,825,891	—		7,344,884
Expenses
Investment advisory fees	333,943	209,981	—		543,924
Administrative services fees	103,429	55,681	(44,110	)(a)	115,000
Shareholder servicing/Distribution fees
Class A	58,495	—			58,495
Class B	69,824	—			69,824
Class C	169,543	—			169,543
Custodian fees	10,919	11,465	(7,384	)(b)	15,000
Audit and tax fees	32,721	33,882	(31,603	)(b)	35,000
Other expenses	155,654	116,898	(73,379	)(b)	199,173
Total expenses	934,528	427,907	(156,476)		1,205,959
Less: fees waived and expenses reimbursed	(221,090)	(217,926)	62,176		(376,840)
Net expenses	713,438	209,981	(94,300)		829,119
Net investment income	3,805,555	2,615,910	94,300		6,515,765
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(1,680,690)	(997,186)			(2,677,876)
Net realized gain(loss) from foreign currency transactions	(16,442)	49,672			33,230
Net change in unrealized appreciation (depreciation) from investments	13,695,522	8,359,793			22,055,315
Net change in unrealized appreciation (depreciation) from foreign currency translations	(5,210)	7,457			2,247
Net realized and unrealized gain from investments and foreign currency related items	11,993,180	7,419,736	—		19,412,916

Net increase in net assets resulting from operations	$15,798,735	$10,035,646	$94,300		$25,928,681

(a) Based on contract in effect for the surviving fund.

(b) Fee adjustments due to elimination of duplicate expenses achieved by combing the funds.

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Notes to Pro Forma Combined Financial Statements

April 30, 2010 (Unaudited)

Note 1. Organization

Credit Suisse High Income Fund, Inc. (the “Acquiring Fund”), a portfolio of the Credit Suisse Opportunity Funds (the “Trust), a Delaware business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Acquiring Fund is a diversified investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Acquiring Fund was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Note 2. Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Credit Suisse High Yield Fund, Inc. (the “Target Fund”), an open-end management investment company registered under the 1940 Act, by the Acquiring Fund as if such acquisition had taken place as of April 30, 2010.

Under the terms of the Reorganization Agreement, the combination of Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The acquisition would be accomplished by an acquisition of the net assets of the Target Fund in exchange for shares of the Acquiring Fund at net asset value.  The statement of assets and liabilities and the related statement of operations of the Target Fund and the Acquiring Fund have been combined as of and for the twelve months ended April 30, 2010.  Following the acquisition, the Acquiring Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the accounting survivor and the results of operations for pre-combination periods of the accounting survivor will not be restated.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Fund by the Acquiring Fund had taken place as of April 30, 2010.

Note 3. Portfolio Valuation

The net asset value of the Funds are determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds’ Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritize the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the

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risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Funds’ investments carried at value:

High Income Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Corporate Bonds	$—	$43,718,224	$—	$43,718,224

Foreign Corporate Bonds	—	4,245,269	—	4,245,269

Common Stocks	276,304	—	174,639	450,943

Preferred Stocks	75,591	—	—	75,591

Short-Term Investments	11,503,394	454,000	—	11,957,394

Other Financial Instruments *

Forward Foreign Currency Contracts	—	1,962	—	1,962

	$11,855,289	$48,419,455	$174,639	$60,449,383

*Other financial instruments include futures, forwards and swap contracts.

As of April 30, 2010, the amounts shown by the High Income Fund as being Level 3 securities that were measured at fair value amounted to 0.35% of net assets.

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High Yield Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Corporate Bonds	$—	$24,846,773	$—	$24,846,773

Foreign Corporate Bonds	—	3,464,056	—	3,464,056

Common Stocks	121,739	—	93,964	215,703

Preferred Stock	52,659	—	—	52,659

Short-Term Investments	6,290,296	1,057,000	—	7,347,296

Other Financial Instruments*

Forward Foreign Currency Contracts	—	22,533	—	22,533

	$6,464,694	$29,390,362	$93,964	$35,949,020

*Other financial instruments include futures, forwards and swap contracts.

As of April 30, 2010, the amounts shown by the High Yield Fund as being Level 3 securities that were measured at fair value amounted to 0.31% of net assets.

The Funds adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASC 820)” which requires the Funds to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers.  For the twelve months ended April 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Note 4. Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency.  The Funds will enter into forward foreign currency contracts primarily for hedging purposes.  Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.  At April 30, 2010, the Funds had the following open forward foreign currency contracts:

High Income Fund

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation
Open Forward Foreign Currency Contract
USD	88,405	EUR	65,000	07/15/10	$(88,405)	$(86,443)	$1,962

Currency Abbreviations:

EUR = Euro Currency

USD = United States Dollar

High Yield Fund

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation
Open Forward Foreign Currency Contracts
USD	952,050	EUR	700,000	07/15/10	$(952,050)	$(930,917)	$21,133
USD	325,805	GBP	212,000	07/15/10	(325,805)	(324,405)	1,400
Total							$22,533

B-17

Currency Abbreviations:

EUR = Euro Currency

GBP = British Pound

USD = United States Dollar

Note 5. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at April 30, 2010, in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value per share of the Target Fund, as of April 30, 2010, divided by the net asset value per share of a share of the Acquiring Fund as of April 30, 2010.  If the Reorganization is completed, holders of Target Fund Institutional Class shares will receive High Income Fund Common Class shares.   The pro forma number of shares outstanding for the combined fund consists of the following at April 30, 2010:

Fund	Net Assets	Net Asset Values Per Share	Shares Outstanding

High Yield Fund (Target Fund)

Institutional Class	29,920,998	8.94	3,347,371

High Income Fund (Acquiring Fund)

Common Class	394,856	6.56	60,156

Class A	24,067,476	6.59	3,651,589

Class B	6,990,957	6.59	1,060,339

Class C	17,754,287	6.60	2,689,105

	Pro Forma Combined Net Assets	Net Asset Value Per Share	Pro Forma Combined Shares Outstanding

Pro Forma Combined High Income Fund (assuming the Reorganization of the High Yield Fund into the High Income Fund)

Common Class	30,315,854	6.56	4,621,319

Class A	24,067,476	6.59	3,651,589

Class B	6,990,957	6.59	1,060,339

Class C	17,754,287	6.60	2,689,105

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Note 6. Federal Income Taxes

At April 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments for the Target Fund were $35,621,603, $2,085,544, $(1,780,660) and $304,884 respectively for High Yield Fund.

At April 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments for the Acquiring Fund were $60,201,865, $3,319,400, $(3,073,844) and $245,556, respectively.

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